As filed with the Securities and Exchange Commission on October 28, 2016
Securities Act Registration No. 333-133691
Investment Company Act Registration No. 811-21897

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	25	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	28	[X]

MANAGER DIRECTED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)
(Registrant’s Telephone Number, including Area Code) (414) 287-3101

Douglas J. Neilson, President
Manager Directed Portfolios
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and Address of Agent for Service)

Copies to:
Ellen Drought, Esq.
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202
(414) 273-3500

It is proposed that this filing will become effective (check appropriate box)

[ ]	Immediately upon filing pursuant to Rule 485(b).
[X]	on November 1, 2016 pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485(a)(1).
[ ]	75 days after filing pursuant to Rule 485(a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 25 to the Registration Statement of Manager Directed Portfolios is being filed to add the audited financial statements and certain related financial information for the fiscal year ended June 30, 2016 for the Mar Vista Strategic Growth Fund and to make other permissible changes under Rule 485(b).

PROSPECTUS
NOVEMBER 1, 2016

Mar Vista Strategic Growth Fund
Institutional Shares
Ticker: MVSGX

Telephone: 844-737-MVIP (6847)
www.mvipfunds.com
This prospectus contains important information about this mutual fund, including information on its investment policies, risks, and fees.  For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.
Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete.  Any representation to the contrary is a criminal offense.

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SUMMARY SECTION

INVESTMENT OBJECTIVE

The Mar Vista Strategic Growth Fund (the “Fund”) seeks superior long-term growth of capital.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):	Institutional Shares
Redemption Fee (as a Percentage of Amounts Redeemed Within 60 Days of Purchase)	0.75%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.75%
Distribution (12b-1) and/or Service Fees	None
Other Expenses	0.99%
Acquired Fund Fees and Expenses[1]	0.01%
Total Annual Fund Operating Expenses[2]	1.75%
Fee Waivers/Expense Reimbursements[3]	(0.84)%
Total Annual Fund Operating Expenses After Fee Waivers/Expense Reimbursements[2]	0.91%

[1]	“Acquired Fund” means any investment company in which the Fund invests or has invested during the period.

[2]
The “Total Annual Fund Operating Expenses” will not correlate to the Fund’s ratio of expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include “Acquired Fund Fees and Expenses.”

[3]	Mar Vista Investment Partners, LLC (“Mar Vista” or the “Adviser”), the Fund’s investment adviser, has contractually agreed to waive a portion of its fees and reimburse certain expenses for the Fund to limit the total annual fund operating expenses (excluding taxes, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses (collectively, “Excludable Expenses”)) to 0.90%. To the extent the Fund incurs Excludable Expenses, Total Annual Fund Operating Expenses After Fee Waivers/Expense Reimbursements may be greater than 0.90%. The waivers and reimbursements will remain in effect through November 1, 2020 unless terminated sooner by mutual agreement of the Fund’s Board of Trustees (the “Board”) and Mar Vista.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual fee waiver/expense reimbursement through November 1, 2020). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$93	$290	$604	$1,754

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may generate a greater amount of taxable capital gains. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

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PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in equity securities that are judged by Mar Vista to have strong growth characteristics and that are undervalued in the marketplace.  Under normal market conditions, the Fund invests primarily (at least 65% of its net assets) in the equity securities of large capitalization companies with a market capitalization at the time of purchase that  is consistent with the capitalization ranges of the Russell 1000® Growth Index and S&P 500® Index (“large-cap companies”).  The Fund may also invest up to 35% of its total assets in the equity securities of companies in other capitalization ranges, including small and mid-capitalization stocks.

In selecting securities, Mar Vista seeks to invest in large-cap businesses that it believes can grow excess returns on capital into the future and which Mar Vista believes trade at a discount to the value of the companies.  Mar Vista utilizes a bottom-up stock selection process to identify growth businesses with a sustainable competitive advantage.

Mar Vista generally sells a stock when it believes the risk/reward characteristics turn negative, the fundamentals deteriorate, a more attractive investment is identified, or the stock achieves Mar Vista’s estimate of fair value.

The Fund maintains a portfolio of approximately 30-50 stocks.  However, the actual number of portfolio holdings may vary due to market conditions.  Holdings are generally spread across a number of industries/sectors but may have a higher percentage in sectors that Mar Vista believes have greater investment opportunities.

The Fund may purchase securities of companies engaged in initial public offerings (“IPOs”).

The Fund may from time to time invest in foreign securities including American Depositary Receipts (“ADRs”).

As of September 30, 2016, the range of market capitalizations represented by companies in the Russell 1000® Growth Index was between $679 million and $609.16 billion and, as of September 30, 2016, the range of market capitalization represented by companies in the S&P 500® Index had a minimum market capitalization of $2.42 billion.  Due to market price adjustments or other events after the time of purchase, it is possible that a company’s market capitalization may drift above or below this range.  Nevertheless, a company whose capitalization no longer meets this definition after purchase continues to be considered to have a large capitalization for purposes of the 65% policy.

PRINCIPAL RISKS

An investment in the Fund is subject to the principal risks summarized below, which are further described under “Additional Principal Risk Information.”

•	It is possible to lose money by investing in the Fund. There is no guarantee that stocks in general or the specific securities that the Fund buys will increase in value.

•
The Fund’s share price will fluctuate in response to changes in market value of the Fund’s underlying investments.  Market value changes result from business developments affecting an issuer as well as general market and economic conditions.

•
Common stocks and other equity securities generally increase or decrease in value based on the earnings of a company and on general industry and market conditions.  A fund that invests a significant amount of its assets in common stocks and other equity securities is likely to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed income securities.

•
Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential.  Growth stock prices tend to fluctuate more dramatically than the overall stock market.

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•
Small-cap and mid-cap companies may be more vulnerable than large-cap companies to adverse business or economic developments, their securities may be less liquid and more volatile than securities of larger companies, and they may suffer significant losses.  Small-cap and mid-cap companies may also be more difficult to value than large-cap companies.

•
Large-capitalization companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors and may not be able to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Investments in a foreign market are subject to foreign security risk. A change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency.  Additionally, the value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company’s assets, foreign taxes, higher transaction and other costs, delays in settlement of transactions, changes in economic or monetary policy in the U.S. or abroad, or other political and economic factors.

•
Small- and mid-cap securities may be difficult or impossible to sell at the time and the price that the Fund would like.  Small- and mid-cap securities may trade less frequently and in smaller volumes than more widely held securities.  The values of small- and mid-cap securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices.

•
ADRs are certificates evidencing ownership of shares of a foreign issuer.  These certificates are issued by depository banks and generally trade on an established market in the U.S. or elsewhere.  The underlying shares are held in trust by a custodian bank or similar financial institution.  The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.   ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies.  However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.  These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.

•
An IPO presents the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of a portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. The Fund’s investments in IPO shares may include the securities of “unseasoned” companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain.

•	The performance of the Fund will depend on whether or not Mar Vista is successful in pursuing the Fund’s investment strategies.

PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the performance of the Fund from calendar year to calendar year and by showing how the Fund’s average annual returns for one year and since inception compared with those of the Russell 1000® Growth Index, which is a broader measure of market performance.  From inception (November 1, 2011) to January 20, 2015, Mar Vista served as the Fund’s sub-adviser and Roxbury Capital Management, LLC (“Roxbury”) served as the adviser. Effective January 20, 2015, Mar Vista replaced Roxbury as the primary investment adviser to the Fund. The Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.  More recent performance information is available by calling 844-737-MVIP (6847).

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Calendar Year Returns as of December 31

Best Quarter	Worst Quarter
12.94%	(5.13)%
March 31, 2012	September 30, 2015

The Fund’s calendar year-to-date return as of September 30, 2016 was 6.16%.

Average Annual Total Returns (For the Periods Ended December 31, 2015)	1 Year	Since Inception (11/1/11)
Return Before Taxes	2.82%	15.17%
Return After Taxes on Distributions	1.86%	13.63%
Return After Taxes on Distributions and Sales of Fund Shares	2.12%	11.65%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	5.67%	16.35%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown, and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

INVESTMENT ADVISER

Mar Vista Investment Partners, LLC

PORTFOLIO MANAGERS

Silas A. Myers, CFA Portfolio manager since November 2011	Brian L. Massey, CFA Portfolio manager since November 2011

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PURCHASE AND SALE OF FUND SHARES

The minimum initial investment in the Fund is $25,000.  Additional investments may be made in any amount.

A shareholder may sell (redeem) shares on any Business Day.  Shares may be redeemed in one of the following ways:

By Regular Mail- Send A Written Request To: Mar Vista Strategic Growth Fund c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202	By Wire: Call the Fund at 844-737-MVIP (6847)

TAX INFORMATION

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-exempt or tax-deferred arrangement, such as a 401(k) plan or individual retirement account.  Distributions may be taxable upon withdrawal from a tax-deferred account

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related service.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT THE FUND

INVESTMENT OBJECTIVE

The Fund seeks superior long-term growth of capital.  The Fund’s investment objective may be changed without shareholder approval upon 60 days’ notice to shareholders.

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES

Mar Vista seeks to invest in companies, particularly large-cap companies, with the potential to grow excess returns on capital into the future and trade at a discount to Mar Vista’s estimate of the value of the companies.  Mar Visa also seeks to invest in companies with management teams that have a proven track record to allocate capital in a way that maximizes the companies’ value.  Mar Vista uses a bottom-up process to identify growth businesses that it believes offer a sustainable competitive advantage and opportunities to grow and reinvest capital.  Some of the factors Mar Vista considers in selecting holdings include:  dominant or rapidly growing market shares; commitments to investing in productivity and innovation; sustainable or expanding profit margins; and well capitalized balance sheets.

The Fund may invest in foreign securities, including ADRs.  ADRs are negotiable certificates held in a U.S. bank representing a specific number of shares of a foreign stock traded on a U.S. stock exchange.  ADRs make it easier for U.S. citizens to invest in foreign companies due to the widespread availability of dollar-denominated price information, lower transaction costs, and timely dividend distributions.  An American Depositary Share is the share issued under an American Depositary Receipt agreement which is actually traded.

The Fund may invest in the securities of other investment companies, including ETFs, to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules thereunder. As a shareholder in an investment company, the Fund would bear its pro rata portion of the investment company’s expenses, including advisory fees, in addition to its own expenses.  Although the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including ETFs, registered investment companies may be permitted to invest in certain ETFs beyond the limits set forth in Section 12(d)(1) of the 1940 Act provided such ETF is granted an exemptive order by the U.S. Securities and Exchange Commission (“SEC”) subject to certain terms and conditions imposed by such exemptive order.  It is possible that the Fund will enter into an agreement with an ETF pursuant to an exemptive order to allow the Fund to invest in such ETF beyond the Section 12(d)(1) limitations.

At the time of purchase, individual stock holdings may represent up to 5% of the Fund’s value.  However, due to market price fluctuations, individual stock holdings may exceed 5% of the Fund’s value.  The Fund may overweight or underweight certain industries and sectors based on the investment adviser’s opinion of the relative attractiveness of companies within those industries and sectors.  The Fund may not invest in more than 10% of the outstanding voting shares of a company.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position and invest without limit in commercial paper and other money market instruments that are rated investment grade by a nationally recognized statistical rating organization, or determined by the investment adviser to be of comparable quality.  The result of this action may be that the Fund will be unable to achieve its investment objective.

The Fund also may use other strategies and engage in other investment practices, which are more fully described in the SAI.

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ADDITIONAL PRINCIPAL RISK INFORMATION

The following is a list of certain risks that may apply to your investment in the Fund.  Further information about investment risks is available in the Fund’s SAI.

•	Market Risk: The market value of a security may go up or down in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Price changes may be temporary or last for extended periods.

•	Small Company Risk: Small companies in which the Fund invests may be more vulnerable than larger companies to adverse business or economic developments. Small-cap companies may also have limited product lines, markets, or financial resources, may be dependent on relatively small or inexperienced management groups, and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid, more volatile and more difficult to value than securities of larger companies and therefore may involve greater risk than investing in larger companies.

•	Growth Investing Risk: The risk that an investment in a growth-oriented fund may be more volatile than the rest of the U.S. market as a whole. If the investment adviser’s assessment of a company’s prospects for earnings growth or how other investors will value the company’s earnings growth is incorrect, the process of the stock may fail to reach the value that the adviser has placed on it. Growth stock prices tend to fluctuate more dramatically than the overall stock market.

•	Foreign Security Risk: Foreign investments involve risks relating to political, economic, regulatory, or social instability, military action or unrest, or diplomatic developments and may be affected by actions of foreign governments adverse to the interest of U.S. investors.

•	Currency Risk: Investments denominated in foreign currencies involve certain risks. Foreign securities are usually denominated in foreign currency; therefore, changes in foreign currency exchange rates affect the net asset value of the Fund.

•	IPO Risk: The Fund may purchase securities of companies engaged in IPOs. The price of securities purchased in IPOs can be very volatile. The Fund’s investments in IPO shares may include the securities of “unseasoned” companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies . These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines. The effect of IPO investments on the Fund’s performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund, and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.

•
ADR Risk:  ADRs are certificates evidencing ownership of shares of a foreign issuer.  These certificates are issued by depository banks and generally trade on an established market in the U.S. or elsewhere.  The underlying shares are held in trust by a custodian bank or similar financial institution.  The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.  ADRs may be available through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary.  An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security.  Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility.  The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.  ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies.  However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.  These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.

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•	Portfolio Turnover Risk: If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund’s performance. In addition to lower performance, high portfolio turnover could result in a higher amount of taxable capital gains, which may decrease your after-tax return.

•	Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. While the markets in securities of small companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volumes than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers’ underlying earnings potential or assets.

DISCLOSURE OF PORTFOLIO HOLDINGS

A complete list of the Fund’s portfolio holdings is publicly available on a quarterly basis through filings with the SEC on Forms N-CSR and N-Q.  In addition, the Fund’s top ten holdings are posted at www.mvipfunds.com 45 days after each calendar quarter end.  Further description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is provided in the Fund’s SAI.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISER

Mar Vista Investment Partners, LLC (“Mar Vista” or the “Adviser”), 11150 Santa Monica Blvd., Suite 320, Los Angeles, California 90025, serves as the adviser to the Fund, subject to the supervision of the Board.  Mar Vista was established in November 2007.  Mar Vista provides investment advisory services to mutual funds, institutional accounts and individual investors.  Prior to January 20, 2015, Roxbury served as investment adviser to the Fund and Mar Vista served as sub-adviser to the Fund.  As of September 30, 2016, Mar Vista had assets under management of approximately $2.6 billion.

ADVISORY FEES

The Fund pays Mar Vista a monthly advisory fee at the annual rate of 0.75% of the Fund’s average daily net assets, computed daily and payable monthly. For the fiscal year ended June 30, 2016, after waivers and reimbursements, Mar Vista did not retain any advisory fee from the Fund.

Mar Vista has contractually agreed to limit the total annual fund operating expenses of the Fund, excluding taxes and certain other expenses, to 0.90%.  The waivers and reimbursements will remain in effect through November 1, 2020 unless sooner terminated by mutual agreement of the Board and Mar Vista.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement for the Fund is available in the Fund’s Annual Report to shareholders dated June 30, 2015.

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PORTFOLIO MANAGERS OF THE FUND

The business experience and educational background of the Fund’s managers is provided below.  The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

The day-to-day management of the Fund is the responsibility of Mar Vista’s Strategic Growth Investment Team (the “Investment Team”), which includes the individuals listed below.  The Investment Team meets regularly to make investment decisions for the Fund.

Silas A. Myers, CFA is a co-founder and controlling shareholder of Mar Vista.  He serves as a portfolio manager for the firm’s Strategic Growth and Focus strategies and has more than twenty-five years of investment experience. His analytical emphasis is on industrial and basic materials stocks.  Before starting Mar Vista in 2007, Mr. Myers spent seven years as a portfolio manager and analyst at Roxbury.  He was also an equity analyst and product specialist at Hotchkis and Wiley, where he performed in-depth industry and company analysis.  He began his career as a vice president and portfolio manager at Utendahl Capital Management.  He has a B.A. in psychology and an M.B.A., both from Harvard University. He is also a Robert A. Toigo Foundation alumnus.

Brian L. Massey, CFA is a co-founder of Mar Vista.  He serves as a portfolio manager for the firm’s Strategic Growth, Focus and Global Equity strategies and has more than twenty-four years of investment experience.  His analytical emphasis is on healthcare and financial stocks. Prior to starting Mar Vista in 2007, Mr. Massey spent 10 years as both a portfolio manager and analyst, and was Director of Research at Roxbury.  Before joining Roxbury, Mr. Massey was a management consultant in KPMG Peat Marwick’s Corporate Finance and Strategic Consulting Group.  He has a B.S. in economics from Johns Hopkins University and an M.B.A. from The Anderson School of Business at the University of California, Los Angeles.

DISTRIBUTION OF FUND SHARES

DISTRIBUTOR

Quasar Distributors, LLC (the “Distributor”) is the Fund’s principal underwriter and serves as the Fund’s distributor in connection with the offering of the Fund’s shares.  The Distributor may enter into arrangements with banks, broker-dealers and other financial institutions through which investors may purchase or redeem Fund shares.

SALES AND MARKETING PROGRAMS

Mar Vista and/or its affiliates may pay financial intermediaries for distribution, marketing, servicing, and sales support out of its profits or other sources available to it (and not an additional charge to the Fund).  These payments may include amounts that are sometimes referred to as “revenue sharing” payments and are in lieu of any amounts that would be payable under a Rule 12b-1 plan.

SHAREHOLDER INFORMATION

PRICING OF SHARES

The price of the Fund’s shares is its net asset value (“NAV”).  U.S. Bancorp Fund Services LLC, the Fund’s transfer agent, (the “Transfer Agent”) determines the NAV per share of the Fund as of the close of regular trading on the New York Stock Exchange (“Exchange”) (normally 4:00 p.m., Eastern time) on each day that the Exchange is open for business (each, a “Business Day”).  The NAV is calculated by adding the value of all securities and other assets in the Fund, deducting its liabilities, and dividing the balance by the number of outstanding shares in the Fund.  The price at which a purchase or redemption is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the Transfer Agent and under no circumstances will any order be accepted for purchase or redemption after the NAV calculation.  Shares will only be priced on Business Days.  In addition, foreign securities held by the Fund may trade on weekends or other days when the Fund does not calculate NAV.  As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold.

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The Fund values its assets based on current market values when such values are available.  These prices normally are supplied by an independent pricing service.  Equity securities held by the Fund which are listed on a national securities exchange, except those traded on the NASDAQ Stock Market, Inc. (“NASDAQ”), and for which market quotations are available, are valued at the last quoted sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price.

If there is no reported sale on the applicable exchange, securities are valued at the mean between the most recent quoted bid and asked prices.  In the event such market quotations are not readily available, fair value will be determined using procedures adopted by the Board of Trustees.

When the Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.  However, fair values determined pursuant to the Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

PURCHASE OF SHARES

The Fund’s shares are offered on a continuous basis and are sold without any sales charges.  The minimum initial investment for shares of the Fund is $25,000.  Additional investments may be in any amount.  You may purchase shares as specified below.

Investors may purchase shares of the Fund through financial intermediaries such as financial consultants, securities brokers, dealers, or benefit plan administrators.  Investors should contact their financial intermediary directly for appropriate instructions, as well as for information pertaining to account and any servicing or transaction fees that may be charged.  Some financial intermediaries are authorized to designate other intermediaries to receive purchase and redemption requests on the Fund’s behalf.

The Distributor, on behalf of the Fund, may enter into agreements with financial intermediaries that provide recordkeeping, transaction processing and other administrative services for customers who own Fund shares.  Mar Vista and/or its affiliates may pay financial intermediaries for such services.  The fee charged by financial intermediaries may be based on the number of accounts or may be a percentage of the average value of accounts for which the financial intermediary provides services.  As noted above under “Sales and Marketing Programs,” Mar Vista and/or its affiliates may also make payments for distribution and marketing services.

The Fund reserves the right to change the criteria for eligible investors and investment minimums.

Shares of the Fund have not been registered for sale outside of the United States.  The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

By Telephone:  Investors may purchase additional shares of the Funds by calling 844-737-MVIP (6847).  If you elected this option on your account application, and your account has been open for at least 15 calendar days, telephone orders in amounts of $1,000 or more will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account prior to making a purchase.  If you order is received prior to 4:00 p.m., Eastern time, your shares will be purchased at the net asset value calculated on the day your order is placed.

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Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call waits.  Please allow sufficient time to place your telephone transaction.

By Mail:  You may purchase shares by sending a check in U.S. Dollars drawn on a U.S. bank payable to Mar Vista Strategic Growth Fund, indicating the name of the Fund and the dollar amount to be purchased, along with a completed application.  If a subsequent investment is being made, the check should also indicate your Fund account number.  The Fund will not accept payment in cash or money orders.  The Fund does not accept post- dated checks or any conditional order or payment.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.

The Transfer Agent will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Fund, for any payment that is returned.  It is the policy of the Fund not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders.  The Fund reserves the right to reject any application. Send the check and application to:

                Regualr Mail:
Mar Vista Strategic Growth Fund
c/o U.S. Bancorp Fund Services, LLC
P. O. Box 701
Milwaukee, WI 53201-0701

Purchase orders, redemption requests or correspondence mailed by overnight courier should be sent to the Fund at:

                Overnight Mail:
Mar Vista Strategic Growth Fund
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.  Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

By Wire:  If you are making your first investment in the Funds, before you wire funds, the Transfer Agent must have a completed account application.  You may mail or deliver overnight your account application to the Transfer Agent.  Upon receipt of your completed account application, The Transfer Agent will establish an account for you.  The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire.  Your bank must include both the name of the Fund you are purchasing, the account number, and your name so that monies can be correctly applied.  Your bank should transmit funds by wire to:

Wire to:	U.S. Bank, N.A.
ABA Number:	075000022
Credit:	U.S. Bancorp Fund Services, LLC
Account:	112-952-137
Further Credit:	Mar Vista Strategic Growth Fund
(Shareholder Name/Account Registration)
(Shareholder Account Number)

Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

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For Subsequent Investments – By wire:  Before sending your wire, please contact the Transfer Agent to advise them of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your wire.

Additional Information Regarding Purchases: Purchase orders received by the Transfer Agent before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading.  Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day.

Any purchase order may be rejected if the Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders.

It is the responsibility of the financial intermediary to transmit orders for the purchase of shares by its customers to the Transfer Agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

Individual Retirement Accounts:  You may purchase shares of the Fund for a tax-deferred retirement plan such as an individual retirement account (“IRA”).  To order an application for an IRA and a brochure describing a Fund IRA, call 844 737-MVIP (6847).

The Fund offers prototype documents for a variety of retirement accounts for individuals and small businesses.  Please call 844-737-MVIP (6847) for information on:

•	Individual Retirement Plan, including Traditional IRAs and Roth IRAs.

•	Small Business Retirement Plans, including Simple IRAs and SEP IRAs

•	Coverdell Education Savings Accounts

There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholding.  For more information, call the number listed above.  You may be charged a $15 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account.

Automatic Investment Plan:  Your financial institution must be a member of the ACH network. If your bank rejects your payment, the Transfer Agent will charge a $25 fee to your account.  To begin participating in the Plan, please complete the Automatic Investment Plan section on the account application or call the Transfer Agent at 844-737-MVIP (6847).  Any request to change or terminate your Automatic Investment Plan should be submitted to the Transfer Agent 5 days prior to effective date.

Payroll Investment Plan:  The Payroll Investment Plan (“PIP”) permits you to make regularly scheduled purchases of Fund shares through payroll deductions.  To open a PIP account, you must submit a completed account application, payroll deduction form and the minimum initial deposit to your employer’s payroll department after your account has been established with the Fund.

REDEMPTION OF SHARES

You may sell (redeem) your shares on any Business Day. Redemptions are effected at the NAV next determined after the Transfer Agent has received your redemption request. If held for more than 60 days, there is no fee when Fund shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 0.75% on the redemption amount may be charged (see “Redemption Fees” below). It is the responsibility of the financial intermediary to transmit redemption orders and credit their customers’ accounts with redemption proceeds on a timely basis.  The Transfer Agent will normally mail or send your redemption proceeds to the bank you indicated on the next Business Day following receipt by the Transfer Agent of redemption instructions, but typically no later than 7 days following such receipt.  Wires are subject to a $15 fee paid by you, but you do not incur any charge when proceeds are sent via the ACH system.  If you purchased your shares through a financial intermediary you should contact the financial intermediary for information relating to redemptions.  The Fund’s name, your account number, the number of shares or dollar amount you would like redeemed and the signatures by all of the shareholders whose names appear on the account registration should accompany any redemption requests.

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Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 12 calendar days from the purchase date.

Systematic Withdrawal Plan:  The redemption of Fund shares will be effected at the NAV next determined.  If you elect this method of redemption, the Fund will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network, directly to your bank account.  For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account.  This Program may be terminated at any time by the Fund.  For more information regarding SWP call 844-737-MVIP (6847).  Any request to change or terminate your Systematic Withdrawal Plan should be submitted to the transfer agent 5 days prior to effective date.

In-Kind Redemptions:  The Fund reserves the right to honor redemption requests by making payment in whole or in part by a distribution of securities from the Fund’s portfolio (a “redemption in-kind”).  Redemptions in kind are taxable in the same manner as redemptions paid in cash for federal income tax purposes.  In addition, the sale of any marketable securities received in-kind may give rise to taxable gains or losses.

Redemption Fees:  A redemption fee of 0.75% of the total redemption amount (calculated at market value) may be imposed if you sell your shares within 60 days (the “Holding Period”) of your purchase of such shares.  This fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading.  For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed first.  However, shares purchased through the reinvestment of net investment income or net capital gain distributions or shares purchased with retirement plan contributions (e.g., payroll contributions) will not be matched with redemptions for purposes of calculating the Holding Period.

This fee will not apply in certain circumstances, including the following:

•	Shares redeemed via a systematic withdrawal plan.

•	Shares redeemed through an automatic, nondiscretionary rebalancing or asset reallocation program.

•
The redemption of shares held through 401(k) and other employee‑sponsored retirement plans with more than one participant.  However, the redemption fee does apply to individual retirement accounts (IRAs) and 403(b) custodial accounts.

•	Shares redeemed as part of a retirement plan termination or restructuring.

•	Shares transferred from one retirement plan to another retirement plan within the Fund.

•	Shares redeemed by the Fund to cover various fees (e.g., fiduciary fees).

In addition to the circumstances noted above, the Trust’s Chief Compliance Officer, in consultation with Mar Vista, may exempt a redemption from the redemption fee upon a determination that it is not reasonably likely to negatively affect the Fund. The Fund may be limited in its ability to assess or collect the redemption fee on all shares redeemed by financial intermediaries on behalf of their customers.  Accordingly, the Trust may waive the redemption fee for redemptions from omnibus accounts maintained by financial intermediaries that are unable to impose a redemption fee on their underlying accounts when the Trust determines that the imposition of the redemption fee is not necessary to protect the Fund from the effect of short-term trading.

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By Mail:  If you redeem your shares by mail, you must submit written instructions which indicate the Fund name and class, your account number, the number of shares or dollar amount you would like redeemed and the signatures by all of the shareholders whose names appear on the account registration along with a signature guarantee, if applicable.

Your redemption request should be sent to:

                 Regular Mail:
Mar Vista Strategic Growth Fund
c/o U.S. Bancorp Fund Services, LLC
P. O. Box 701
Milwaukee, WI 53201-0701

If sent by overnight mail to:

                Overnight Mail:
Mar Vista Strategic Growth Fund
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at the U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Fund.  Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

Signature Guarantees: A signature guarantee, from either a Medallion program member or a non-Medallion program member, is required to redeem shares in the following situations:

•	If ownership is being changed on your account;

•	When redemption proceeds are payable or sent to any person, address or bank account not on record;

•	If a change of address was received by the Transfer Agent within the last 30 calendar days;

•	For all redemptions in excess of $10,000 from any shareholder account.

The Fund may waive any of the above requirements in certain instances. In addition to the situations described above, the Fund and /or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.

By Telephone :   If you prefer to redeem your shares by telephone, you must indicate that option on your Application.  You may then initiate a redemption of shares up to the amount of $10,000 (based on the amount identified previously in this review and above which a signature guarantee is required) by calling the transfer agent at 844-737-MVIP (6847).  Adding telephone redemption to an existing account may require a signature guarantee or other acceptable form of authentication from a financial institution source.

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Investors may have a check sent to the address of record, proceeds $1,000 or more may be wired to a shareholder’s bank account of record, or funds may be sent via electronic funds transfer through the ACH network, also to the bank account of record.  Wires are subject to a $15 fee paid by the investor, but the investor does not incur any charge when proceeds are sent via the ACH system.

Once a telephone transaction has been placed, it cannot be canceled or modified.

Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call waits.  Please allow sufficient time to place your telephone transaction.  If you are unable to contact the Fund by telephone, you may mail your redemption request in writing to the address noted above.  Once a telephone transaction has been accepted, it may not be canceled or modified.

Before executing an instruction received by telephone, the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine.  The telephone call may be recorded and the caller may be asked to verify certain personal identification information.  If the Funds or its agents follow these procedures, they cannot be held liable for any loss, expense or cost arising out of any telephone redemption request that is reasonably believed to be genuine.  This includes fraudulent or unauthorized requests.  If an account has more than one owner or authorized person, the Funds will accept telephone instructions from any one owner or authorized person.

IRA and other retirement plan redemptions:  If you have an IRA, you must indicate on your written redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election to have tax withheld will be subject to 10% withholding.

Shares held in IRA accounts may be redeemed by telephone at 844-737-MVIP (6847).  Investors will be asked whether or not to withhold taxes from any distribution.

You may encounter higher than usual call wait times during periods of high market activity.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Fund by telephone, you may mail your redemption request in writing to the address noted above.  Once a telephone transaction has been accepted, it may not be canceled or modified.

For additional information on other ways to redeem shares, please refer to the Fund’s SAI.

Frequent Purchases and Redemptions

The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements (market timing).  Frequent purchases and redemptions of Fund shares can disrupt the management of the Fund, negatively affect the Fund’s performance, and increase expenses for all of the Fund’s shareholders.  In particular, frequent trading can: (i) force the Fund’s portfolio managers to hold larger cash positions than desired instead of fully investing the Fund, which can result in lost investment opportunities; (ii) cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) increase broker-dealer commissions and other transaction costs as well as administrative costs for the Fund; and (iv) trigger taxable gains for other shareholders.  Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when the Fund invests in securities that are thinly traded (some small-capitalization stocks, for example) or are traded primarily in markets outside of the U.S.  Frequent traders using arbitrage strategies can dilute the Fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market timing investment strategies, you should not purchase shares of the Fund.

The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares.  The Fund’s policy is intended to discourage excessive trading in the Fund’s shares that may harm long-term investors and to make reasonable efforts to detect and deter excessive trading.  The Fund reserves the right to reject any purchase request order at any time and for any reason, without prior written notice.  The Fund may, in certain circumstances, reverse a transaction determined to be abusive.

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The Fund will generally monitor trading activity within a 90 day period.  The Fund may consider trading activity over a longer period than 90 days and may take into account market conditions, the number of trades, and the amount of the trades in making such determinations.  In applying these policies, the Fund considers the information available at the time and may consider trading activity in multiple accounts under common ownership, control, or influence.

When excessive or short-term trading is detected, the party involved may be banned from future trading in the Fund.  Judgments related to the rejection of purchase and the banning of future trades are inherently subjective and involve some selectivity in their application.  The Fund will seek to make judgments and applications that are consistent with the interests of the affected Fund’s shareholders.

The Fund’s policies for deterring excessive trading in Fund shares are intended to be applied uniformly to all Fund shareholders to the extent practicable.  Some intermediaries, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the Fund.  Because the Fund receives these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing market timing policies, the Fund is substantially limited in its ability to identify or deter excessive traders or other abusive traders.  The Fund will use its best efforts to obtain the cooperation of intermediaries to identify excessive traders and to prevent or limit abusive trading activity to the extent practicable.  Nonetheless, the Fund’s ability to identify and deter frequent purchases and redemptions of the Fund’s shares through omnibus accounts is limited.  The Fund’s success in accomplishing the objectives of the policies concerning excessive trading in Fund shares in this context depends significantly upon the cooperation of the intermediaries, which may have adopted their own policies regarding excessive trading which are different than those of the Fund. In some cases, the Fund may rely on the excessive trading policies of the financial intermediaries in lieu of applying the Fund’s policies when the Fund believes that the policies are reasonably designed to prevent excessive trading practices that are detrimental to the Fund.

OTHER FUND POLICIES

Small Accounts:  If the value of your account falls below the investment minimum, the Fund may ask you to increase your balance.  If the account value is still below the investment minimum after 60 days, the Fund may close your account and send you the proceeds.  The Fund will not close your account if it falls below the investment minimum solely as a result of a reduction in your account’s market value.

Exchanges Between Funds: Effective July 1, 2016, exchanges between the Fund and other funds in the Trust are no longer permitted.

Purchase and Redemption Information For Lost Accounts:   If the transfer agent cannot locate an investor for a period of time specified by appropriate state law, the investor’s account may be deemed legally abandoned and then escheated (transferred) to the state’s unclaimed property administrator in accordance with statutory requirements.

Customer Identification Program: Federal regulations may require the Fund to obtain certain personal information from you, including your social security number or other government-issued identification when you open an account.  Additional information may be required in certain circumstances.  Applications without such information may not be accepted.  To the extent permitted by applicable law, the Fund reserves the right to (i) place limits on transactions in an investor’s account until the investor’s identity is verified; (ii) refuse an investment in the Fund; or (iii) involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified.

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HOUSEHOLDING : In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 844-737-MVIP (6847) to request individual copies of these documents.  Once the Fund receives notice to stop householding, we will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

L O ST SHAREHOLDERS : It is important that the Fund maintain a correct address for each investor.  An incorrect address may cause an investor’s account statements and other mailings to be returned to the Fund.  Based upon statutory requirements for returned mail, the Fund will attempt to locate the investor or rightful owner of the account.  If the Fund is unable to locate the investor, then they will determine whether the investor’s account can legally be considered abandoned.  The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements.  The investor’s last known address of record determines which state has jurisdiction.

DISTRIBUTIONS

Distributions from the net investment income, if any, of the Fund are declared and paid annually.  Any net capital gain realized by the Fund also will be distributed annually.

Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased).  All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash.  If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current net asset value, and to reinvest all subsequent distributions.  You may change the distribution option on your account as any time.  If you wish to change your distribution option, write or call the transfer agent at least 5 days prior to the record date for the distribution.  Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

The following is a summary of certain U.S. tax considerations that may be relevant to an investor in the Fund.  Except where otherwise indicated, the discussion relates to investors who are individual U.S. citizens or residents and is based on current tax law, which may be subject to change in the future.  You should consult your tax adviser for further information regarding federal, state, local, and/or foreign tax consequences relevant to your specific situation.

Distributions: The Fund intends to qualify as a regulated investment company for federal tax purposes and to distribute to shareholders all or substantially all of its investment company taxable income and net capital gain each year.  Except as otherwise noted below, you will generally be subject to federal income tax on the Fund’s distributions to you, regardless of whether they are paid in cash or reinvested in Fund shares, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an IRA.  For federal income tax purposes, Fund distributions of investment company taxable income (which includes net short-term capital gains) are generally taxable to you as ordinary income.  The maximum federal ordinary income tax rate applicable to individuals, estates and trusts is currently 39.6%.  Distributions of net capital gain (the excess of net long-term capital gains over net short-term capital losses) of the Fund generally are taxable to you as long-term capital gains, regardless of how long you have owned your shares.  The maximum federal long-term capital gain rate applicable to individuals, estates and trusts is currently 20%.  U.S. individuals with modified adjusted gross income exceeding $200,000 for unmarried individuals (or $250,000 for married couples filing joint federal income tax returns) are also subject to the Medicare Contribution Tax on their net investment income, which includes interest, dividends, capital gains, and Fund distributions, at a rate of 3.8%.  Trusts and estates are also subject to the Medicare Contribution Tax.  You will be notified annually of the tax status of distributions to you.

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Distributions of “qualified dividends” will also generally be taxable to you at long-term capital gain rates for federal income tax purposes, as long as certain requirements are met.  In general, if 95% or more of the gross income of the Fund (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations, then all distributions of investment company taxable income paid by the Fund to non-corporate  shareholders will be taxed at long-term capital gains rates.  But if less than 95% of the gross income of the Fund (other than net capital gain) consists of qualified dividends, then distributions paid by the Fund to individual shareholders will be qualified dividends only to the extent they are derived from qualified dividends earned by the Fund.  For the lower rates to apply, you must have owned your Fund shares for at least 61 days during the 121-day period beginning on the date that is 60 days before the Fund’s ex-dividend date (and the Fund will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualified dividend).  The amount of the Fund’s distributions that qualify for this favorable treatment may be reduced as a result of the Fund’s securities lending activities (if any), a high portfolio turnover rate, or investments in debt securities or “non-qualified” foreign corporations.

A portion of distributions paid by the Fund to shareholders who are corporations will also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations.  The amount of the dividends qualifying for this deduction may, however, be reduced as a result of the Fund’s securities lending activities (if any), by a high portfolio turnover rate, or by investments in debt securities or foreign corporations.

Distributions from the Fund will generally be taxable to you in the year in which they are paid, with one exception.  Distributions declared by the Fund in October, November, or December and paid in January of the following year are taxed as though they were paid on December 31.

You should note that if you buy shares of the Fund shortly before it makes a distribution, the distribution will be fully taxable to you even though, as an economic matter, it simply represents a return of a portion of your investment.  This is known as “buying into a dividend.”

Redemptions:  The sale (also known as a redemption) of Fund shares is a taxable event on which a gain or loss may be recognized unless you are investing through a tax-deferred arrangement such as a 401(k) or IRA.  The amount of the gain or loss is based on the difference between your tax basis in the Fund shares and the amount you receive for them upon disposition.  Generally, you will recognize a long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you sell them.  Gains and losses on shares held for twelve months or less will generally constitute short-term capital gains or losses, except that a loss on shares held six months or less will be re-characterized as a long-term capital loss to the extent of any net capital gains distributions that you have received or were deemed to have received on the shares.  A loss realized on a sale of Fund shares may be disallowed under the so-called “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund.  If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

IRAs and Other Tax-Qualified Plans: Distributions on, and sales of shares held in an IRA or other tax-qualified plan will not be currently taxable unless debt was incurred to purchase the shares.

Backup Withholding: The Fund may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable distributions  or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service (“IRS”) for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund when required to do so that they are not subject to backup withholding or that they are “exempt recipients.”  The withholding rate is currently 28%.

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U.S. Tax Treatment of Foreign Shareholders: Generally, nonresident aliens, foreign corporations and other foreign investors are subject to a 30% withholding tax on dividends paid by a U.S. corporation, although the rate may be reduced for an investor that is a qualified resident of a foreign country with an applicable tax treaty with the United States.  In the case of regulated investment companies such as the Fund, however, distributions attributable to the Fund’s net capital gains (the excess of net long-term capital gains over net short-term capital loss) are generally exempt from the 30% withholding tax.

Foreign shareholders will generally not be subject to the 30% U.S. withholding tax on gains realized on the sale or redemption of shares in the Fund. However, the Fund is required to withhold 30% tax on certain payments to foreign entities that do not meet specified information reporting requirements under the Foreign Account Tax Compliance Act.

In contrast, if a foreign investor conducts a trade or business in the United States and the investment in the Fund is effectively connected with that trade or business, or a foreign individual investor is present in the United States for 183 days or more in a calendar year, then the foreign investor’s income from the Fund will generally be subject to U.S. federal income tax at graduated rates in a manner similar to the income of a U.S. citizen or resident.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in the Fund.

State and Local Taxes: You may also be subject to state and local taxes on income and gain attributable to your ownership of Fund shares.  State income taxes may not apply, however, to the portions of the Fund’s distributions, if any, that are attributable to interest earned by the Fund on U.S. Government securities.  You should consult your tax adviser regarding the tax status of distributions in your state and locality.

Cost Basis Reporting:  The Fund (or its agent) must report to the IRS and furnish to Fund shareholders cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date.  The Fund has selected “first-in, first out” (FIFO) as the default cost basis method.  Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how cost basis reporting applies to them.  If you wish to select another IRS-accepted cost basis method, please contact the Fund for further information.

Your investment in the Fund could have additional tax consequences.  This short summary is not intended as a substitute for careful tax planning.  You should consult your tax professional for information regarding all tax consequences applicable to your investments in the Fund.  More tax information relating to the Fund is also provided in the SAI.
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FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the Fund’s financial performance since inception.  Certain information reflects financial results for a single share of the Fund.  The total return in the table represents the rate that you would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and other distributions.  Information in the financial highlights table has been audited by BBD, LLP whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available, without charge, upon request.

MAR VISTA STRATEGIC GROWTH FUND Institutional Shares	FOR THE YEARS ENDED JUNE 30,				FOR THE PERIOD ENDED JUNE 30,
	2016	2015	2014	2013	2012*
Net Asset Value – Beginning of Period	$15.39	$15.41	$12.80	$11.00	$10.00

Income from Investment Operations: Net investment income[1]	0.03	0.04	0.08	0.10	0.08
Net realized and unrealized gain on investments	0.63	1.11	3.35	1.92	0.92
Total from investment operations	0.66	1.15	3.43	2.02	1.00
Less Distributions: Dividends from net investment income Distributions from net realized gains Total Distributions	(0.01) (0.50) (0.51)	(0.06) (1.11) (1.17)	(0.15) (0.67) (0.82)	(0.13) (0.09) (0.22)	---- ---- ----

Redemption fees	---[2]	---	---[2]	---[2]	---[2]

Net Asset Value – End of Period	$15.54	$15.39	$15.41	$12.80	$11.00

Total Return	4.44%	7.67%	27.71%	18.55%	10.00%^

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$25,388	$20,540	$13,678	$8,665	$6,483
Ratio of operating expenses to average net assets:
Before Waivers and Reimbursements	1.74%	2.23%	2.79%	3.99%	4.85%+
After Waivers and Reimbursements	0.90%	0.90%	0.90%	0.90%	0.90%+
Ratio of net investment income (loss) to average net assets:
Before Waivers and Reimbursements	(0.65)%	(1.15)%	(1.31)%	(2.27)%	(2.83)%+
After Waivers and Reimbursements	0.19%	0.18%	0.58%	0.82%	1.12%+
Portfolio turnover rate	40%	33%	31%	59%	27%^

*	Operations commenced on November 1, 2011.
+	Annualized
^	Not Annualized
[1]	The net investment income per share was calculated using the average shares outstanding method.
[2]	Amount is less than $0.01.

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GLOSSARY

Growth Funds
Growth funds invest in the common stock of growth-oriented companies.  Generally, growth-oriented companies have high relative rates of growth and tend to reinvest more of their profits into the company and pay out less to shareholders in the form of dividends.  As a result, investors in growth funds tend to receive most of their return in the form of capital appreciation.

Investment Adviser
The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises, and administers the fund’s investment program.  The Board supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.

Mutual Fund
A mutual fund pools shareholders’ money and, using a professional investment manager, invests it in securities like stocks and bonds.  Each fund within the Trust, including the Fund, is a separate mutual fund.

Mutual Fund Expenses
Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration, and custody services.

Net Asset Value or “NAV”
NAV =        Assets-Liabilities
Outstanding Shares

Net Investment Income
Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.

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INVESTMENT ADVISER Mar Vista Investment Partners LLC 6001 Shady Oak Road, Suite 200 Minnetonka, Minnesota 55343
TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
For overnight deliveries, use:
Mar Vista Strategic Growth Fund
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202

COMPLIANCE SERVICES Vigilant Compliance, LLC 223 Wilmington West Chester Pike, Suite 216 Chadds Ford, Pennsylvania 19317	For regular mail deliveries, use: Mar Vista Strategic Growth Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701

LEGAL COUNSEL Godfrey & Kahn, S.C. 833 East Michigan Street, Suite 1800 Milwaukee, Wisconsin 53202	CUSTODIAN U.S. Bank, N.A. 1555 North River Center Drive, Suite 302 Milwaukee, Wisconsin 53212

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BBD, LLP 1835 Market Street Philadelphia, Pennsylvania 19103	DISTRIBUTOR Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

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Manager Directed Portfolios

FOR MORE INFORMATION

For investors wanting more information on the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports

These reports contain performance data and information on the Fund’s holdings, operating results, and a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance for the most recently completed fiscal year or half-year.

Statement of Additional Information (“SAI”)

The SAI provides additional technical and legal descriptions of the Fund’s policies, investment restrictions, risks, and business structure, including a description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio security holdings.  The information in the SAI is incorporated into this prospectus by reference.

Copies of these documents, and answers to questions about the Fund, may be obtained without charge by contacting:

Mar Vista Strategic Growth Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
844-737-MVIP (6847)

The Fund’s SAI, Annual, and Semi-Annual Reports are also available, free of charge, at www.mvipfunds.com.

Information about the Fund, including the SAI, can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C.  Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, D.C., 20549-1520.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  Reports and other information about the Fund may be viewed or downloaded from the EDGAR database on the SEC’s internet site at http://www.sec.gov.

For more information on opening a new account,
making changes to existing accounts,
purchasing or redeeming shares,
or other investor services, please call 844-737-MVIP (6847).

The investment company registration number is 811-21897.

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MANAGER DIRECTED PORTFOLIOS

Mar Vista Strategic Growth Fund
Institutional Shares (MVSGX)

615 East Michigan Street
Milwaukee, Wisconsin

STATEMENT OF ADDITIONAL INFORMATION
November 1, 2016

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Fund’s current prospectus, dated November 1, 2016, as may be amended from time to time.  A copy of the current prospectus and Annual and Semi-Annual Reports may be obtained, without charge, by writing to the Fund at 615 East Michigan Street, Third Floor, Milwaukee, WI 53202 or by calling 844-737-MVIP (6847) or on the website of the Fund at www.mvpifunds.com.

The financial statements of the Fund for the fiscal year ended June 30, 2016, included in the Annual Report to shareholders and the report dated August 26, 2016 of BBD, LLP, the independent registered public accounting firm for the Fund, related thereto are incorporated into this SAI by reference.  No other parts of the Annual Report are incorporated herein by reference.

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GENERAL INFORMATION

Manager Directed Portfolios (the “Trust”) was organized as a Delaware statutory trust on April 4, 2006.  Effective July 1, 2016, the Trust changed its name from The Roxbury Funds to Manager Directed Portfolios.  The Declaration of Trust permits the Board of Trustees of the Trust (the (“Board”) to establish series of shares, each of which constitutes a series separate and distinct from the shares of the other series.  As of the date of this SAI, the Trust offers two series: the Mar Vista Strategic Growth Fund (the “Fund”) and the Hood River Small-Cap Growth Fund (which is offered in a separate prospectus and SAI).  The Fund offers Institutional Shares only.  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and the Fund is a diversified series of the Trust.

FUND HISTORY

The Strategic Growth Fund commenced operations on November 1, 2011.  Roxbury Capital Management, LLC (“Roxbury”) served as the primary investment adviser to the Strategic Growth Fund from its inception (November 1, 2011) to January 20, 2015 and Mar Vista Investment Partners, LLC (“Mar Vista”) served as the Fund’s subadviser.  Effective January 20, 2015, Mar Vista replaced Roxbury as the primary investment adviser to the Strategic Growth Fund.  Effective April 9, 2015, the Fund changed its name from the Roxbury/Mar Vista Strategic Growth Fund to the Mar Vista Strategic Growth Fund.

INVESTMENT POLICIES AND RISKS

The following information supplements the information concerning the Fund’s investment objective, policies and limitations found in the prospectus.  The Fund seeks superior long-term growth of capital.  The investment objective of the Fund may be changed without shareholder approval upon 60 days’ notice to shareholders.

Under normal market conditions, the Fund invests in equity securities that are judged by the Fund’s adviser to have strong growth characteristics and that are undervalued in the marketplace.  Under normal circumstances, the Fund will invest primarily (at least 65% of its net assets) in large capitalization securities with a market capitalization which at the time of purchase is consistent with the capitalization ranges of the Russell 1000® Growth Index and S&P 500® Index (“large-cap companies”).  The Fund may also invest up to 35% of its total assets in securities of companies in other capitalization ranges, including small and mid-capitalization stocks.  In addition, the Fund may invest in convertible preferred stock, convertible bonds, warrants or their equivalents and initial public offerings (“IPOs”).

Cash Management .  Under normal market conditions, the Fund will invest no more than 15% of its total assets in cash and cash equivalents including high-quality money market instruments and money market funds in order to manage cash flow.  Certain types of these instruments are described below.

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Money Market Funds.  The Fund may invest in the securities of money market funds, within the limits prescribed by the 1940 Act.

U.S. Government Obligations .  The Fund may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.  Although not all obligations of agencies and instrumentalities are direct obligations of the U.S. Treasury, the U.S. Government may provide support for payment of the interest and principal on these obligations directly or indirectly.  This support can range from securities supported by the full faith and credit of the U.S. (for example, securities of the Government National Mortgage Association or “Ginnie Mae” securities), to securities that are supported solely or primarily by the creditworthiness of the issuer, such as securities issued by the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Tennessee Valley Authority, Federal Farm Credit Banks and the Federal Home Loan Banks (“FHLBs”).  In the case of obligations not backed by the full faith and credit of the U.S., a Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitments.

Fannie Mae and Freddie Mac. Fannie Mae and Freddie Mac were placed into conservatorship by the Federal Housing Finance Agency (“FHFA”)), an independent regulator, in 2008, and FHFA succeeded to all of their rights, titles, powers, and privileges. At the time Fannie Mae and Freddie Mac were placed in conservatorship, the U.S. Treasury established preferred stock purchase agreements pursuant to which the U.S. Treasury will contribute cash capital to maintain a positive net worth in each enterprise. These agreements were amended in December 2009 to permit the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in net worth of the enterprises for a three-year period.  FHFA has the right to transfer or sell any asset or liability of Fannie Mae or Freddie Mac without any approval, assignment or consent, although FHFA has stated that it has no present intention to do so. In addition, holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac may not enforce certain rights related to such securities against FHFA, or the enforcement of such rights may be delayed, during the conservatorship.

Commercial Paper.  The Fund may invest in commercial paper.  Commercial paper consists of short-term (up to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.  The Fund may invest only in commercial paper rated A-1 or higher by Standard & Poor’s Ratings Service (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”) or if not rated, determined by the investment adviser to be of comparable quality.

Bank Obligations.  The Fund may invest in U.S. dollar-denominated obligations of major banks, including certificates of deposit, time deposits and bankers’ acceptances of major U.S. and foreign banks and their branches located outside of the U.S., of U.S. branches of foreign banks, of foreign branches of foreign banks, of U.S. agencies of foreign banks and of wholly-owned banking subsidiaries of such foreign banks located in the U.S.  Obligations of foreign branches of U.S. banks and U.S. branches of wholly-owned subsidiaries of foreign banks may be general obligations of the parent bank, or the issuing branch or subsidiary, or both, or may be limited by the terms of a specific obligation or by government regulation.  Because such obligations are issued by foreign entities, they are subject to the risks of foreign investing.  A brief description of some typical types of bank obligations follows:

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Bankers’ Acceptances.  Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer.  These instruments reflect the obligation of both the bank and the drawer to pay the face amount of the instrument upon maturity.

•
Certificates of Deposit.  Certificates of deposit are certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year) at a stated or variable interest rate.  Variable rate certificates of deposit provide that the interest rate will fluctuate on designated dates based on changes in a designated base rate (such as the composite rate for certificates of deposit established by the Federal Reserve Bank of New York).

•	Time Deposits. Time deposits are bank deposits for fixed periods of time.

Convertible Securities.  Convertible securities have characteristics similar to both fixed income and equity securities.  Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock.  As a result, the Fund’s selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock.  The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuers and any call provisions.

The Fund may invest in convertible securities that are rated, at the time of purchase, in the three highest rating categories by a nationally recognized statistical rating organization (“NRSRO”) such as Moody’s or S&P, or if unrated, are determined by the investment adviser to be of comparable quality (see “Appendix A - Description of Ratings”).  Ratings represent the rating agency’s opinion regarding the quality of the security and are not a guarantee of quality.  Should the rating of a security be downgraded subsequent to the Fund’s purchase of the security, the investment adviser will determine whether it is in the best interest of the Fund to retain the security.

Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks.  In general, cyber incidents can result from deliberate attacks or unintentional events.  Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users).  Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.  Similar adverse consequences could result from cyber incidents affecting issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for fund shareholders) and other parties.  In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.  While the Fund’s service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified.  Furthermore, the Fund cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund or its shareholders.  As a result, the Fund and its shareholders could be negatively impacted.

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Debt Securities.  Debt securities represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.

The value of debt securities may be affected significantly by changes in interest rates.  Generally, when interest rates rise, a debt security’s value declines and when interest rates decline, its market value rises.  Generally, the longer a debt security’s maturity, the greater the interest rate risk and the higher its yield.  Conversely, the shorter a debt security’s maturity, the lower the interest rate risk and the lower its yield.  Individual debt securities may be subject to the credit risk of the issuer.  The underlying issuer may experience unanticipated financial problems and may be unable to meet its payment obligations.  Debt securities receiving a lower rating compared to higher rated debt securities, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances.  Ratings agencies such as Moody’s, Fitch and S&P provide ratings on debt obligations based on their analyses of information they deem relevant.  Ratings are essentially opinions or judgments of the credit quality of an issuer and may prove to be inaccurate.

Depositary Receipts.  American Depositary Receipts (“ADRs”) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer.  These certificates are issued by depository banks and generally trade on an established market in the U.S. or elsewhere.  The underlying shares are held in trust by a custodian bank or similar financial institution.  The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.  ADRs may be available through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary.  An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security.  Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility.  The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.  ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies.  However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.  These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.

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Foreign Securities.  The Fund may invest in foreign securities either directly by purchasing foreign securities or indirectly by purchasing depositary receipts or depositary shares of foreign securities (see “Depositary Receipts” above).  Foreign securities include equity securities issued by issuers that are primarily traded on a non-U.S. exchange, debt securities issued by issuers located outside the U.S., and securities issued in the form of ADRs and EDRs.  Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the-counter markets.  Investing in foreign securities involves certain special risks and considerations that are not typically associated with investing in U.S. companies, including, but not limited to: (i) generally less liquid and less efficient securities markets; (ii) generally greater price volatility; (iii) exchange rate fluctuations and exchange controls; (iv) the imposition of restrictions on the expatriation of funds or other assets; (v) less publicly available information about issuers; (vi) the imposition of taxes; (vii) higher transaction and custody costs; (viii) settlement delays and risk of loss; (ix) difficulties in enforcing contracts; (x) less liquidity and smaller market capitalizations; (xi) lesser regulation of securities markets; (xii) different accounting and disclosure standards; (xiii) governmental interference; (xiv) higher inflation; (xv) social, economic and political uncertainties; (xvi) the risk of expropriation of assets; and (xvii) the risk of war.

Futures and Options on Futures; Derivatives.  The Fund may purchase futures and options on futures.  Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.  The Fund may use futures contracts and related options for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount multiplied by the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When the Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to “cover” its position in order to limit leveraging and related risks.  To cover its position, the Fund may segregate (and mark-to-market on a daily basis) cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules and U.S. Securities and Exchange Commission (“SEC”) interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund’s outstanding portfolio securities.  Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

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The Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract.  In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will segregate cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract.  The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.  The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

The Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option.  In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract.  The Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option.  The Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract.  The Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund’s use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the adviser’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure.

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The Fund may also enter into other derivative investments such as swaps.  Generally derivative securities are investments that derive their value on the value of an underlying asset, reference rate or index.  All derivative investments are subject to a number risks such as liquidity, operational, counterparty, accounting and tax risks.  The use of derivatives is a highly specialized investment activity.

Hedging Strategies.  The Fund may engage in certain hedging strategies that involve options and futures.  The Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended, (the “Code”) for maintaining its qualifications as a regulated investment company for federal income tax purposes. Under rules adopted by the U.S. Commodity Futures Trading Commission (“CFTC”), the adviser of an investment company is subject to registration with the CFTC as a “commodity pool operator” (“CPO”) under the Commodity Exchange Act if the investment company is unable to comply with certain trading and marketing limitations. The Trust, on behalf of the Fund, has claimed an exclusion from the definition of CPO under the Commodity Exchange Act, and, therefore, is not subject to registration or regulation as a CPO under that Act with respect to the Fund.  The Trust, on behalf of the Fund, is required to affirm the Fund’s CPO exclusion annually within 60 days of the start of the calendar year.

With respect to investments in swap transactions, commodity futures, commodity options or certain other derivatives used for purposes other than bona fide hedging purposes, an investment company must meet one of the following tests under the amended regulations in order to claim an exemption from being considered a “commodity pool” or a CPO. First, the aggregate initial margin and premiums required to establish an investment company’s positions in such investments may not exceed five percent (5%) of the liquidation value of the investment company’s portfolio (after accounting for unrealized profits and unrealized losses on any such investments). Alternatively, the aggregate net notional value of such instruments, determined at the time of the most recent position established, may not exceed one hundred percent (100%) of the liquidation value of the investment company’s portfolio (after accounting for unrealized profits and unrealized losses on any such positions). In addition to meeting one of the foregoing trading limitations, the investment company may not market itself as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps and derivatives markets. In the event that an investment adviser was required to register as a CPO, the disclosure and operations of the Fund would need to comply with all applicable CFTC regulations. Compliance with these additional registration and regulatory requirements would increase operational expenses. Other potentially adverse regulatory initiatives could also develop.  If CPO registration is required, the adviser may avail itself of the CFTC’s rules for CPOs which seek to harmonize CFTC reporting, disclosure and recordkeeping obligations with overlapping SEC regulations.

Illiquid Securities.  The Fund may invest no more than 15% of its net assets in illiquid securities.  Illiquid securities are securities that cannot be disposed of within seven days at approximately the value at which they are being carried on the Fund’s books.  The Board of Trustees has the ultimate responsibility for determining whether specific securities are liquid or illiquid.  The Board has delegated the function of making day-to-day determinations of liquidity to the investment adviser, pursuant to guidelines approved by the Board.  The investment adviser will monitor the liquidity of securities held by the Fund and report periodically on such decisions to the Board.  If the limitation on illiquid securities is exceeded, other than by a change in market values, the condition will be reported by the Fund’s investment adviser to the Board of Trustees.

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Investment Company Securities and Exchange-Traded Funds.  The Fund may invest in investment company securities, including exchange-traded funds (“ETFs”), to the extent permitted by the 1940 Act and the rules thereunder.  Generally, the Fund may not purchase shares of an investment company if (a) such a purchase would cause the Fund to own in the aggregate more than 3% of the total outstanding voting stock of the investment company, (b) such a purchase would cause the Fund to have more than 5% of its total assets invested in the investment company, or (c) more than 10% of the Fund’s total assets would be invested in investment companies.  As a shareholder in an investment company, the Fund would bear its pro rata portion of the investment company’s expenses, including advisory fees, in addition to its own expenses.  Although the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including ETFs, registered investment companies may be permitted to invest in certain ETFs beyond the limits set forth in Section 12(d)(1) provided such ETF is granted an exemptive order by the SEC subject to certain terms and conditions imposed by such exemptive order.  It is possible that the Fund will enter into an agreement with an ETF pursuant to an exemptive order to allow the Fund to invest in such ETF beyond the Section 12(d)(1) limitations.

Options on Securities and Securities Indices.  The Fund may purchase call options on securities that the investment adviser intends to include in the Fund in order to fix the cost of a future purchase or attempt to enhance return by, for example, participating in an anticipated increase in the value of a security.  The Fund may purchase put options to hedge against a decline in the market value of securities held in the Fund or in an attempt to enhance return.  The Fund may write (sell) put and covered call options on securities in which they are authorized to invest.  The Fund may also purchase put and call options, and write put and covered call options on U.S. securities indices.  Stock index options serve to hedge against overall fluctuations in the securities markets rather than anticipated increases or decreases in the value of a particular security.  Of the percentage of the assets of the Fund that is invested in equity (or related) securities, the Fund may not invest more than 10% of such assets in covered call options on securities and/or options on securities indices.

Repurchase Agreements.  The Fund may invest in repurchase agreements.  A repurchase agreement is a transaction in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to a bank or dealer at an agreed upon date and price reflecting a market rate of interest, unrelated to the coupon rate or the maturity of the purchased security.  While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a Fund if the other party to the repurchase agreement defaults), it is the policy of the Fund to limit repurchase transactions to primary dealers and banks whose creditworthiness has been reviewed and found satisfactory by the adviser.  Repurchase agreements maturing in more than seven days are considered illiquid for purposes of the Fund’s investment limitations.

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Restricted Securities.  Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the “1933 Act”) or an exemption from registration.  The Fund is subject to investment limitations on the purchase of illiquid securities.  Restricted securities, including securities eligible for re-sale pursuant to Rule 144A under the 1933 Act, that are determined to be liquid are not subject to this limitation.  This determination is to be made by the investment advisers pursuant to guidelines adopted by the Board of Trustees.  Under these guidelines, the investment adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades.  In purchasing such restricted securities, each investment adviser intends to purchase securities that are exempt from registration under Rule 144A.

Securities Lending.  The Fund may lend securities pursuant to agreements that require that the loans be continuously secured by collateral equal to 100% of the market value of the loaned securities.  Such collateral consists of cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities.  Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceeds one-third of the value of the Fund’s total assets taken at fair market value.  The Fund will earn interest on the investment of the cash collateral in U.S. Government securities, short-term money market instruments or such other approved vehicle.  However, the Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral.  There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially.  However, loans are made only to borrowers deemed by the adviser to be of good standing and when, in the judgment of the adviser, the consideration that can be earned currently from such securities loans justifies the attendant risk.  Either party upon reasonable notice to the other party may terminate any loan. Currently, the Fund does not intend to participate in securities lending.

Temporary Defensive Position.  The Fund may, without limit, invest in commercial paper and other money market instruments rated in one of the two highest rating categories by an NRSRO, in response to adverse market conditions, as a temporary defensive position.  The result of this action may be that the Fund will be unable to achieve its investment objective.

Portfolio Turnover.  The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund’s portfolio securities.  For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less.  High portfolio turnover may result in increased brokerage costs to the Fund and also adverse tax consequences to the Fund’s shareholders.

DISCLOSURE OF FUND HOLDINGS

The Fund has policies and procedures in place regarding the disclosure of Fund portfolio holdings designed to allow disclosure of Fund holdings information where it is deemed appropriate for the Fund’s operations or it is determined to be useful to the Fund’s shareholders without compromising the integrity or performance of the Fund.  Except when there are legitimate business purposes for selective disclosure of the Fund’s holdings, the Fund will not provide or permit others to provide information about the Fund’s holdings on a selective basis.

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The Fund provides Fund holdings information as required in regulatory filings and shareholder reports, disclose Fund holdings information as required by federal or state securities laws, and may disclose Fund holdings information in response to requests by governmental authorities.  Regulatory filings with Fund holdings information are made approximately 60 days after the end of each fiscal quarter.

The Fund may, but is not required to, disclose certain of the Fund’s portfolio holdings information on the Fund’s website, the Adviser’s website, at a shareholder meeting, in Adviser newsletters, or in other communications made available to all shareholders.  Such portfolio holdings disclosures may include the Fund’s complete portfolio holdings, the number of securities the Fund holds, a summary schedule of investments, the Fund’s top ten holdings, or a percentage breakdown of the Fund’s investments by country, sector and industry, or particular holdings.  The Adviser may not selectively disclose such information unless all of the information is disclosed by one of the above methods to all shareholders.

The Fund may disclose information relating to the Fund’s portfolio holdings to certain “independent reporting agencies” recognized by the SEC to be acceptable agencies for the reporting of industry statistical information.  The Fund may also disclose such information to financial consultants to assist them in determining the suitability of the Fund as an investment for their clients.    The Fund may also disclose such information to service providers who require access to the information (i) in order to fulfill their contractual duties relating to the Fund, (ii) to facilitate the transition of a newly hired investment adviser prior to the commencement of its duties, (iii) to facilitate the review of the Fund by a ranking or ratings agency, or (iv) for the purpose of due diligence regarding a merger or acquisition.  The Fund may also disclose such information in accordance with ongoing arrangements with certain third parties, as discussed below.  Finally, the Fund may disclose such information in such other limited circumstances as the Board of Trustees or a committee thereof deems appropriate, subject to a confidentiality agreement and trading restrictions.

In order to mitigate conflicts between the interests of Fund shareholders, on the one hand, and those of the Fund’s Adviser or principal underwriter, or any affiliated person of the Fund, the Adviser, or principal underwriter, on the other, the Trust’s Chief Compliance Officer must approve a non-public disclosure of Fund holdings, other than the ongoing arrangements described above, which have been approved by the Trust’s Board.  The Trust’s Chief Compliance Officer must report all such arrangements to disclose Fund holdings information to the Trust’s Board of Trustees on a quarterly basis, which will review such arrangements and terminate them if it determines such disclosure arrangements are not in the best interests of shareholders.  Before any non-public disclosure of information about the Fund’s holdings, the Chief Compliance Officer will require the recipient of such non-public Fund holdings information to agree, or provide proof of an existing duty, to keep the information confidential and to agree not to trade directly or indirectly based on the information or to use the information to form a specific recommendation about whether to invest in the Fund or any other security.  Under no circumstances may the Trust or an investment adviser or their affiliates receive any consideration or compensation for disclosing Fund holdings information.

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Each of the following third parties have been approved to receive Fund holdings information:  (i) U.S. Bancorp Fund Services LLC (“USBFS”), the Fund’s administrator, transfer agent and fund accounting agent; (ii) the Fund’s independent public accounting firm; (iii) financial printers, solely for the purpose of preparing Fund reports or regulatory filings; (iv) U.S. Bank N.A., the Fund’s custodian in connection with its custody of the Fund’s assets; (v) Godfrey & Kahn, S.C., Trust counsel; (vi) Glass Lewis & Co. and Broadridge Financial Solutions, Inc., the Fund’s proxy voting services; (vii) the following data aggregators and ranking and ratings services: Lipper Analytical Services, Inc., Morningstar Inc., and Standard & Poor’s.  Information may be provided to these parties at any time on conditions of confidentiality.  “Conditions of Confidentiality” include confidentiality items included in written agreements, implied by the nature of the relationship or required by fiduciary or regulatory principles.  The Adviser and other service providers will establish procedures to ensure that the Fund’s portfolio holdings information is only disclosed in accordance with these policies.  Except for the foregoing, the Trust has no ongoing arrangements to provide portfolio holdings information.

INVESTMENT LIMITATIONS

The Fund has adopted the investment limitations set forth below.  Limitations which are designated as fundamental policies may not be changed without the affirmative vote of the lesser of (i) 67% or more of the shares of the Fund present at a shareholders meeting if holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund.  Except with respect to the asset coverage requirement under Section 18(f)(1) of the 1940 Act with respect to borrowing, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund or its assets or redemptions of shares will not be considered a violation of the limitation.  The asset coverage requirement under Section 18(f)(1) of the 1940 Act with respect to borrowings is an ongoing requirement.

As a matter of fundamental policy, the Fund will not:

1.	purchase the securities of any one issuer, if as a result, more than 5% of the Fund’s total assets would be invested in the securities of such issuer, or the Fund would own or hold 10% or more of the outstanding voting securities of that issuer, provided that: (1) the Fund may invest up to 25% of its total assets without regard to these limitations; (2) these limitations do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (3) repurchase agreements fully collateralized by U.S. Government obligations will be treated as U.S. Government obligations;

2.	purchase securities of any issuer if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of one or more issuers having their principal business activities in the same industry, provided, that this limitation does not apply to debt obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

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3.	borrow money, provided that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investments), and then in an aggregate amount not in excess of 10% of the Fund’s total assets;

4.	make loans to other persons, except by: (1) purchasing debt securities in accordance with its investment objective, policies and limitations; (2) entering into repurchase agreements; or (3) engaging in securities loan transactions;

5.	underwrite any issue of securities, except to the extent that the Fund may be considered to be acting as underwriter in connection with the disposition of any portfolio security;

6.	purchase or sell real estate, provided that the Fund may invest in obligations secured by real estate or interests therein or obligations issued by companies that invest in real estate or interests therein, including real estate investment trusts;

7.	purchase or sell physical commodities, provided that the Fund may invest in, purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other derivative financial instruments; or

8.	issue senior securities, except to the extent permitted by the 1940 Act.

The following non-fundamental investment policies apply to the Fund and may be changed by the Board of Trustees without shareholder approval.  The Fund will not:

1.	make short sales of securities except short sales against the box;

2.	purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities; provided that the Fund may make initial and variation deposits in connection with permitted transactions in options or future; or

3.	purchase additional portfolio securities if its outstanding borrowings exceed 5% of the value of its total assets.

TRUSTEES AND OFFICERS

The business and affairs of the Trust are managed under the oversight of the Board of Trustees (the “Board”), subject to the laws of the State of Delaware and the Trust’s Agreement and Declaration of Trust.  The Board is currently comprised of three trustees who are not interested persons of the Trust within the meaning of the 1940 Act (the “Independent Trustees”) and one interested person of the Trust (the “Interested Trustee”).  The Trustees are responsible for deciding matters of overall policy and overseeing the actions of the Trust’s service providers.  The Officers of the Trust conduct and supervise the Trust’s daily business operations.

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Name (Year of Birth) and Address(1)	Position(s) Held with Trust and Length of Time Served(3)	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
INTERESTED TRUSTEE
James R. Schoenike(2) (Born 1959)	Trustee since July 2016	President and CEO, Board of Managers, Quasar Distributors, LLC, since 2000	2	None
INDEPENDENT TRUSTEES
Gaylord B. Lyman (Born 1962)	Trustee and Audit Committee Chairman, since April 2015	Managing Director of Kohala Capital Partners, LLC, since 2011; Vice President, Becker Capital Management, Inc. (1997 – 2011)	2	None
Scott Craven Jones (Born 1962)	Trustee since July 2016	Managing Director, Carne Global Financial Services (US) LLC, since 2013; Adviser, Wanzenburg Partners (2012 – 2013); Chief Operating Officer and Chief Financial Officer, Aurora Investment Management (2010 – 2012)	2	Director, Guestlogix Inc. (a provider of ancillary-focused technology to the travel industry) (2015-2016)
Lawrence T. Greenberg (Born 1963)	Trustee since July 2016	Vice President and Secretary, The Motley Fool Funds Trust, since 2009; Senior Vice President and Chief Legal Officer, The Motley Fool Holdings, Inc., since 1996; General Counsel, Motley Fool Asset Management, LLC, since 2008; Manager, Motley Fool Wealth Management, LLC, since 2013; Adjunct Professor, Washington College of Law, American University, since 2006	2	None

(1)	The address of each Trustee as it relates to the Trust’s business is c/o U.S. Bancorp Fund Services LLC, 615 East Michigan Street, Milwaukee, WI 53202.
(2)	Mr. Schoenike is an Interested Trustee by virtue of his position as President of Quasar Distributors, LLC, the Funds’ distributor.
(3)	Each Trustee serves during the continued lifetime of the Trust until he dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

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As of September 30, 2016, no Independent Trustee nor any of his immediate family members (i.e., spouse or dependent children) serves as an officer or director or is an employee of the Trust’s investment adviser or distributor, or any of their respective affiliates, nor is such person an officer, director or employee of any company controlled by or under common control with such entities.

Name (Year of Birth) and Address	Position(s) Held with Trust and Length of Time Served (3)	Principal Occupation(s) During Past Five Years
Douglas J. Neilson(1) (Born 1975)	President and Principal Executive Officer, since July 1, 2016	Vice President, Compliance and Administration, USBFS, since 2001
Matthew J. McVoy(1) (Born 1980)	Treasurer and Principal Financial Officer, since July 1, 2016	Assistant Vice President, Compliance and Administration, USBFS, since 2005
Nathan R. Bentley, CPA(1) (Born 1983)	Assistant Treasurer, since July 1, 2016	Officer, Compliance and Administration, USBFS, since 2012; Master of Science, Accounting Graduate, University of Wisconsin-Milwaukee (2010 – 2012)
Gerard Scarpati(2) (Born 1955)	Chief Compliance Officer and Anti- Money Laundering Compliance Officer, since July 1, 2016	Compliance Director, Vigilant, since 2010
Rachel A. Spearo(1) (Born 1979)	Secretary, since October 31, 2016	Vice President, Compliance and Administration, USBFS, since 2004.

[1]	The mailing address of this officer is: 615 East Michigan Street, Milwaukee, Wisconsin 53202.
[2]	The mailing address of this officer is: 223 Wilmington West Chester Pike, Suite 216, Chadds Ford, Pennsylvania 19317.
[3]	Each officer is elected annually and serves until his or her successor has been duly elected and qualified.

Leadership Structure and Responsibilities of the Board and the Committee.  The Board has selected James R. Schoenike, an Interested Trustee, to act as Chairman.  Mr. Schoenike’s duties include presiding at meetings of the Board and interfacing with management to address significant issues that may arise between regularly scheduled Board and Committee meetings.  In the performance of his duties, Mr. Schoenike will consult with the Independent Trustees and the Trust’s Officers and legal counsel, as appropriate.  The Chairman may perform other functions as requested by the Board from time to time.

The Board meets as often as necessary to discharge its responsibilities.  Currently, the Board conducts regular quarterly meetings and may hold special in-person or telephonic meetings as necessary to address specific issues that require attention prior to the next regularly scheduled meeting.  The Board also relies on professionals, such as the Trust’s independent registered public accounting firm and legal counsel, to assist the Trustees in performing their oversight responsibilities.  The Board of Trustees held seven meetings during the fiscal year ended June 30, 2016.

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The Board has established one standing committee - the Audit Committee.  The Board may establish other committees, or nominate one or more Trustees to examine particular issues related to the Board’s oversight responsibilities, from time to time.  The Audit Committee meets twice annually to perform its delegated oversight functions and reports its findings and recommendations to the Board.  For more information on the Committee, see the section “Audit Committee,” below.

The Board has determined that the Trust’s leadership structure is appropriate because it allows the Board to effectively perform its oversight responsibilities.

Audit Committee.  The Audit Committee is comprised of all of the Independent Trustees.  Mr. Lyman serves as the chairman of the Committee.  Pursuant to its charter, the Audit Committee has the responsibility, among others, to (1) select the Trust’s independent auditors; (2) review and approve the scope of the independent auditors’ audit activity; (3) review the financial statements which are the subject of the independent auditors’ certifications; and (4) review with such independent auditors the adequacy of the Trust’s basic accounting system and the effectiveness of the Trust’s internal accounting controls. Mr. Lyman and Mr. Jones serve as the Audit Committee’s “audit committee financial experts.” The Audit Committee held two meetings during the fiscal year ended June 30, 2016.

Trustee Experience, Qualifications, Attributes and/or Skills.  The following is a brief discussion of the experience, qualifications, attributes and/or skills that led to the Board of Trustees’ conclusion that each individual identified below is qualified to serve as a Trustee of the Trust.  In determining that a particular Trustee was qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which was controlling. The Board believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the advisers, other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties, support the conclusion that each Trustee is qualified to serve as a Trustee of the Trust.  Many Trustee attributes involve intangible elements, such as intelligence, work ethic, the ability to work together, the ability to communicate effectively and the ability to exercise judgment, ask incisive questions, manage people and develop solutions to problems.

Mr. Schoenike has been a trustee of the Trust since July 2016 and serves as the Chairman of the Board.  Mr. Schoenike has been in the securities industry since 1981. He has been employed by various subsidiaries of U.S. Bancorp since 1990. In 2000, Mr. Schoenike was instrumental in establishing Quasar, a FINRA member broker-dealer dedicated to underwriting and distributing mutual funds, of which he now serves as President and Chief Executive Officer. Since 1992, Mr. Schoenike has participated in the FINRA securities arbitration program as an industry arbitrator. His FINRA registrations include a series 7, 63, 24 (General Securities Principal), 4 (Options Principal), and 53 (Municipal Securities Principal), and he is also registered as an Operations Principal.

Mr. Lyman has been a trustee of the Trust since April 2015, serves as Chairman of the Audit Committee and has been designated as an audit committee financial expert for the Trust.  Mr. Lyman has over 15 years of experience in the investment management industry.  He has been the Managing Director and portfolio manager of Kohala Capital Partners, an investment adviser, since 2011.  Prior to that, he served as a vice president and portfolio manager of Becker Capital Management, Inc., an investment adviser.  Mr. Lyman has an MBA and holds the Chartered Financial Analyst designation.

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Mr. Jones has been a trustee of the Trust since July 2016, serves on the Audit Committee, and has been designated as an audit committee financial expert for the Trust.  Mr. Jones has over 25 years of experience in the asset management industry as an attorney and executive, holding various roles including Chief Operating Officer, Chief Financial Officer and Chief Administrative Officer, with asset class experience ranging from municipal bonds to hedge funds. Mr. Jones has served as a Managing Director of Carne Global Financial Services (US) LLC since 2013. Prior to that, he was an Adviser to Wanzenburg Partners and served as Chief Operating Officer and Chief Financial Officer to Aurora Investment Management. He has a Juris Doctorate degree from Northwestern University School of Law and holds the Chartered Financial Analyst designation.

Mr. Greenberg has been a trustee of the Trust since July 2016, and serves on the Audit Committee.  Mr. Greenberg has over 20 years of experience in the securities industry. He has been Chief Legal Officer and Senior Vice President of The Motley Fool Holdings, Inc. since 1996, and Vice President and Secretary of The Motley Fool Funds Trust, an open-end management investment company with three portfolios, since 2009.  He has also served as General Counsel to Motley Fool Asset Management, LLC since 2008 and Manager of Motley Fool Wealth Management, LLC since 2013.  Mr. Greenberg is a Director of The Motley Fool Holdings, Inc.’s wholly-owned subsidiaries in the United Kingdom, Australia, Canada, Singapore, and Germany.  He has a Master’s degree and a Juris Doctorate degree from Stanford University.

Risk Oversight.  The Board of Trustees performs its risk oversight function for the Trust through a combination of (1) direct oversight by the Board as a whole and the Board committee, and (2) indirect oversight through the investment advisers and other service providers, Trust Officers and the Trust’s Chief Compliance Officer.  The Trust is subject to a number of risks, including but not limited to investment risk, compliance risk, operational risk and reputational risk.  Day-to-day risk management with respect to each Fund is the responsibility of the investment advisers or other service providers (depending on the nature of the risk) that carry out the Trust’s investment management and business affairs.  Each of the investment advisers and the other service providers have their own independent interest in risk management and their policies and methods of risk management will depend on their functions and business models and may differ from the Trust’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls.

The Board provides risk oversight by receiving and reviewing on a regular basis reports from the investment advisers and other service providers, receiving and approving compliance policies and procedures, periodic meetings with each Fund’s portfolio managers to review investment policies, strategies and risks, and meeting regularly with the Trust’s Chief Compliance Officer to discuss compliance reports, findings and issues.  The Board also relies on the investment advisers and other service providers, with respect to the day-to-day activities of the Trust, to create and maintain procedures and controls to minimize risk and the likelihood of adverse effects on the Trust’s business and reputation.

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Board oversight of risk management is also provided by the Board’s Audit Committee.  The Audit Committee meets with the Trust’s independent registered public accounting firm to ensure that the Trust’s audit scope includes risk-based considerations as to the Trust’s financial position and operations.

The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight.  The Board’s oversight role does not make the Board a guarantor of the Trust’s investments or activities.

Security and Other Interests.   The following table shows the dollar range of equity securities owned beneficially by the Trustees, as well as each Trustee’s aggregate ownership in all series of the Trust, as of December 31, 2015. Each Trustee’s ownership is stated as one of the following dollar ranges:  None; $1-$10,000; $10,001-$50,000; $50,001-$100,000; or over $100,000.

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Series of the Trust
Gaylord B. Lyman	None	None
James R. Schoenike	None	None
Scott Craven Jones	None	None
Lawrence T. Greenberg	None	None

Compensation.  For their services as Trustees, the Independent Trustees receive from the Trust an annual retainer in the amount of $6,000; $2,000 for each Board and Audit Committee  meeting attended in person; $2,000 for each special Board and Audit Committee meeting attended by telephone; and reimbursement for reasonable out-of-pocket expenses incurred in connection with attendance at Board or committee meetings.  The Audit Committee Chair receives an additional $1,000 annual retainer.  Prior to July 1, 2016, the Chairman of the Board also received an additional $1,000 annual retainer.

For the fiscal year ended June 30, 2016, the Independent Trustees received the following compensation from the Fund:

Independent Trustee	Aggregate Compensation from Fund[1]	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and the Trust[6] Paid to Trustees:
Steven Marshman[2,4]	$12,500	$0	$0	$25,000
Gaylord Lyman[3,4]	$12,500	$0	$0	$25,000
Lawrence Greenberg[4,5]	$0	$0	$0	$0
Scott Craven Jones[4,5]	$0	$0	$0	$0
[1]	Trustees' fees and expenses are allocated among the Fund and the other sereis comprising the Trust.
[2]	Mr. Marshman, who formerly served the Trust as an Independent Trustee and Chairman of the Board, resigned from the Board effective as of July 1, 2016.
[3]	Audit Committee chairman.
[4]	Audit Committee member.
[5]
Mr. Greenberg and Mr. Jones were elected to the Board by shareholders of the Trust effective as of July 1, 2016.  As such, they did not receive any compensation from the Trust for the fiscal year ended June 30, 2016.

[6]	There is currently one other portfolio within the Trust.

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CODES OF ETHICS

In accordance with Rule 17j-1 under the 1940 Act, the Trust, the Adviser, and the Fund’s distributor have each adopted a Code of Ethics.  These Codes of Ethics permit, subject to certain conditions, personnel of the Adviser and the Fund’s distributor to invest in securities that may be purchased or held by the Fund.

On an annual basis or whenever deemed necessary, the Board of Trustees reviews reports regarding the Code of Ethics relative to the Trust, including information about any material violations of the Code of Ethics.  Each Code of Ethics is publicly available as exhibits to the Fund’s registration statement filed with the SEC.

PROXY VOTING

The Board of Trustees has adopted proxy voting procedures, and thereunder delegated the responsibility for exercising the voting rights associated with the securities purchased and/or held by the Fund to the Adviser, subject to the Board’s continuing oversight.  In exercising its voting obligations, the Adviser is guided by general fiduciary principles.  The Adviser must act prudently, solely in the interest of the Fund, and for the purpose of providing benefits to the Fund.  The Adviser will consider the factors that could affect the value of the Fund’s investment in its determination on a vote.

The Adviser has identified certain significant contributors to shareholder value with respect to a number of common or routine matters that are often the subject of proxy solicitations for shareholder meetings.

The Adviser’s proxy voting procedures address these considerations and establish a framework for its consideration of a vote that would be appropriate for the Fund.  In particular, the proxy voting procedures outline principles and factors to be considered in the exercise of voting authority for proposals addressing many common or routine matters. The Adviser uses a third party vendor, Broadridge Financial Solutions, Inc., and its ProxyEdge voting service to process proxy votes for the firm’s clients.  The Adviser also utilizes the research and recommendation services of another third party provider, Glass Lewis & Co.

Finally, the Adviser’s proxy voting procedures establish a protocol for voting of proxies in cases in which it may have a potential conflict of interest arising from, among other things, a direct business relationship or financial interest in a company soliciting proxies.  In such instances, the Adviser will submit a separate report to the Board of Trustees indicating the nature of the potential conflict of interest and how the determination of such vote was achieved.  The Adviser’s proxy voting policies and procedures are attached to this SAI as Appendix A.

The Fund’s proxy voting record for the twelve-month period ended June 30 of each year is available by August 31 of the same year (i) without charge, upon request, by calling 844-737-6847 and (ii) on the SEC’s website at www.sec.gov.

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CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control.  A controlling person possesses the ability to control the outcome of matters submitted for a shareholder vote by the Fund.  As of October 13, 2016, no person was a control person of the Fund. As of September 30, 2016, all Trustees and officers as a group owned beneficially (as the term is defined in Section 13(d) under the Securities Exchange Act of 1934) less than 1% of the shares of the Fund.

As of October 13, 2016, the following shareholders were considered to be principal shareholders of the Fund:

Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
National Financial Services, LLC 499 Washington Boulevard, 5th Floor Jersey City, NJ 07310-2010	Fidelity Global Brokerage Group, Inc.	DE	40.43%	Record
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers 211 Main Street San Francisco, CA 94105-1905	N/A	N/A	20.26%	Record
Pension Plan and Trust of Radiology Consultants of Tulsa Inc. U/A DTD 6/17/1974 P.O. Box 4975 Tulsa, OK 74159-0975	N/A	N/A	15.06%	Record

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser, Mar Vista Investment Partners, LLC (the “Adviser”), located at 11150 Santa Monica Blvd., Suite 320, Los Angeles, California 90025, serves as the adviser to the Fund pursuant to the advisory agreement between the Trust and the Adviser (the “Advisory Agreement”).  The Adviser was founded in November 2007.  The Adviser provides investment advisory services to mutual funds, institutional accounts and individual investors.  Silas Myers and Brian Massey, portfolio managers of the Fund, are control persons of the Adviser by virtue of their ownership of the Adviser.

Under the terms of the Advisory Agreement, the Adviser, with respect to the Fund, agrees to: (a) direct the investments of the Fund, subject to and in accordance with the Fund’s investment objective, policies and limitations set forth in the prospectus and this SAI; (b) purchase and sell for the Fund securities and other investments consistent with the Fund’s objective and policies; (c) supply office facilities, equipment and personnel necessary for servicing the investments of the Fund; (d) pay the salaries of all personnel of the Fund and the Adviser performing services relating to research, statistical and investment activities on behalf of the Fund; (e) make available and provide such information as the Fund and/or their administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable federal, foreign or state statutes or regulations; and (f) make its officers and employees available to the Trustees and Officers of the Trust for consultation and discussion regarding the management of the Fund and its investment activities. Additionally, the Adviser agrees to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to a contract with the Fund.

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The Advisory Agreement has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the Board of Trustees, including a majority of the Independent Trustees, casting votes in person at a meeting called for such purpose, or by a majority of the outstanding voting securities of the Fund.  The Advisory Agreement may be terminated by the Trust, by vote of the Board of Trustees or shareholders of the Fund, or the Adviser on 60 days’ written notice without penalty.  The Advisory Agreement will also terminate automatically in the event of its assignment as defined in the 1940 Act.  The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the Advisory Agreement.

Pursuant to the Advisory Agreement, the Adviser is entitled to receive from the Fund an annual advisory fee, paid monthly, of 0.75% of the Fund’s average daily net assets.  Pursuant to an agreement, the Adviser has agreed to waive its advisory fee and reimburse expenses to the extent the Fund’s total operating expenses, excluding taxes and certain other expenses, exceed 0.90%.  Unless the Board of Trustees and the Adviser mutually agree to its earlier termination, the agreement will remain in place until November 1, 2020 with respect to the Fund.

Prior to January 20, 2015, Roxbury served as the investment adviser to the Fund and the Adviser served as sub-adviser to the Fund.  The Fund paid Roxbury a monthly advisory fee based on the same schedule currently payable to the Adviser.  Roxbury compensated the Adviser out of the advisory fee Roxbury received from the Fund for providing sub-advisory services.

The Adviser and/or Roxbury, as the prior investment adviser to the Fund with respect to the period ended January 20, 2015, was entitled to the following fees, before waivers and expense reimbursements, from the Fund for the past three fiscal years:

Fiscal Year Ended June 30, 2016	Fiscal Year Ended June 30, 2015	Fiscal Year Ended June 30, 2014
$173,251	$125,342	$79,501

During the last three fiscal years, the Adviser and/or Roxbury, as the prior investment adviser to the Fund, waived and reimbursed the following amounts with respect to the Fund under an expense limitation agreement between the respective investment adviser and the Trust:

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Fiscal Year Ended June 30, 2016*	Fiscal Year Ended June 30, 2015*	Fiscal Year Ended June 30, 2014*
$194,600	$222,037	$200,352

*	Mar Vista voluntarily reimbursed Roxbury for Roxbury’s amounts through January 20, 2015, when Roxbury served as investment adviser to the Fund.

SERVICE PROVIDERS

Fund Administrator, Transfer Agent and Fund Accountant

Effective July 1, 2016, U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the “Administrator”) acts as the Fund’s administrator pursuant to an administration agreement between USBFS and the Trust.  The Administrator provides certain administrative services to the Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparing for signature by an officer of the Trust all of the documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, the Administrator does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.  As compensation for its services, USBFS receives from the Fund a combined fee for fund administration and fund accounting services based on the Fund’s current average daily net assets.  USBFS is also entitled to certain out-of-pocket expenses.

Effective July 1, 2016, USBFS also acts as fund accountant (“Fund Accountant”), transfer agent (“Transfer Agent”) and dividend disbursing agent under separate agreements with the Trust.

Prior to July 1, 2016, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), 760 Moore Road, King of Prussia, Pennsylvania 19406, served as the Fund’s administrator, fund accountant, and transfer agent.

For the past three fiscal years, the Fund paid the following administrative fees to BNY Mellon for its services as the Trust’s prior administrator:

Fiscal Year Ended June 30, 2016	Fiscal Year Ended June 30, 2015	Fiscal Year Ended June 30, 2014
$43,194	$41,340	$36,978

Independent Registered Public Accounting Firm

BBD, LLP serves as the independent registered public accounting firm to the Trust providing services which include: (1) auditing the annual financial statements for the Fund; and (2) the review of the annual federal income tax returns filed on behalf of the Fund.  BBD, LLP is located at 1835 Market Street, Philadelphia, PA 19103.

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Legal Counsel

Godfrey & Kahn, S.C., 833 East Michigan Street, Suite 1800, Milwaukee, WI 53202, serves as counsel to the Trust and the Independent Trustees.

Custodian

Effective July 1, 2016, U.S. Bank N.A. (the “Custodian”), an affiliate of USBFS, serves as the custodian of the Fund’s assets pursuant to a custody agreement between the Custodian and the Trust, on behalf of the Fund, whereby the Custodian charges fees on a transactional basis plus out-of-pocket expenses.  The Custodian’s address is 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin, 53212.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund.  The Custodian and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Fund may invest.

Compliance Services

Vigilant Compliance, LLC (“Vigilant”) provides compliance services to the Fund pursuant to a service agreement between Vigilant and the Trust. Under this service agreement, Vigilant also provides an individual to serve as Chief Compliance Officer to the Trust, subject to the approval and oversight of the Board.  The Board has approved Mr. Scarpati as Cheif Compliance Officer of the Trust

DISTRIBUTION OF SHARES

Effective as of July 1, 2016, Quasar Distributors, LLC (the “Distributor”), located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as the Fund’s distributor.  Pursuant to an agreement between the Distributor and the Trust (the “Distribution Agreement”), the Distributor serves as the Fund’s principal underwriter, provides certain administration services and promotes and arranges for the sale of the Fund’s shares.  The offering of the Fund’s shares is continuous and the Distributor distributes the Fund’s shares on a best efforts basis.  The Distributor, Administrator and Custodian are affiliated companies.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

The Distribution Agreement will continue in effect only if its continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Independent Trustees.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days’ written notice when authorized either by a majority vote of the outstanding voting securities of the Fund or by vote of a majority of the Independent Trustees.  The Distribution Agreement is terminable without penalty by the Distributor upon 60 days’ written notice to the Trust.  The Distribution Agreement will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

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PORTFOLIO MANAGERS

Other Accounts Managed.  The following table provides additional information about other accounts managed by the portfolio managers primarily responsible for the day-to-day management of the Fund as of June 30, 2016.

Portfolio Manager(s) jointly and primarily responsible for the day to day management of the Fund’s assets	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Silas A. Myers	1	$622.0	0	$0	131	$1139.9	0	$0	0	$0	0	$0
Brian L. Massey	1	$622.0	0	$0	131	$1139.9	0	$0	0	$0	0	$0

Material Conflicts of Interest.  Material conflicts of interest that may arise in connection with a portfolio manager’s management of the Fund’s investments and investments of other accounts managed include material conflicts between the investment strategy of the Fund and the investment strategy of the other accounts managed by the portfolio manager and conflicts associated with the allocation of investment opportunities between the Fund and other accounts managed by the portfolio manager.

The Adviser understands that potential material conflicts of interest exist in “side-by-side” management.  As such, the Adviser has procedures on the aggregation and allocation of transactions across accounts managed in the same investment strategy.  When possible, the Adviser aggregates the same transactions in the same securities for many accounts to enhance execution.  Clients in an aggregated transaction each receive the same price per share or unit, but, if they have directed brokerage to a particular broker, they may pay different commissions or may pay or receive a different price.

Certain clients may not be included in certain aggregated transactions because of cash availability, account restrictions, directed brokerage, or tax sensitivity.  The Adviser utilizes a trade rotation in these situations.  The allocation is pro-rata basis within each aggregated group unless the size of the fill is such that a pro-rata allocation is not appropriate.

The Adviser’s Code of Ethics details additional guidelines and procedures to eliminate potential material conflicts of interest.  Additional conflicts of interest may potentially exist or arise that are not discussed above.

Compensation. Following is a description of the structure of, and method used to determine the compensation received by the Fund’s portfolio managers or management team members from the Fund, the Adviser, or any other source with respect to managing the Fund and any other accounts.

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The Adviser’s investment professionals receive a base salary commensurate with their level of experience.  The Adviser’s goal is to maintain competitive base salaries through a review of industry standards, market conditions and salary surveys.  Each Portfolio Manager’s compensation includes a combination of base salary, a benefits package, and a profit sharing plan linked directly to the net income of Adviser’s small-cap growth accounts.  Each Portfolio Manager participates in the Fund division’s profit growth through annual profit (bonus) distribution.  Compensation is tied to performance in this way.

Ownership of securities.  The following table sets forth the dollar range of equity securities beneficially owned the Fund’s portfolio managers as of June 30, 2016.

Portfolio Managers	Dollar Value of Portfolio Shares Beneficially Owned
Silas A. Myers	$0
Brian L. Massey	$0

DISTRIBUTION ARRANGEMENTS

The Fund has not adopted a distribution and shareholder service plan pursuant to Rule 12b-1 under the 1940 Act at this time.  The Adviser, at its discretion, may pay fees to financial intermediaries from its own assets for distribution and servicing of the Fund.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage Transactions.  The Adviser places all portfolio transactions on behalf of the Fund, selects broker-dealers for such transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions.

Debt securities purchased and sold by the Fund are generally traded on the dealer market on a net basis (i.e., without commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument.  This means that a dealer (the securities firm or bank dealing with the Fund) makes a market for securities by offering to buy at one price and sell at a slightly higher price.  The difference between the prices is known as a spread.  When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.  When buying or selling securities, the Fund may pay commissions to brokers who are affiliated with the Adviser or the Fund, subject to regulatory restrictions.

During the fiscal years ended June 30, 2016, June 30, 2015 and June 30, 2014, the Fund paid the following brokerage commissions:

Fiscal Year Ended June 30, 2016	Fiscal Year Ended June 30, 2015	Fiscal Year Ended June 30, 2014
$6,613	$5,199	$3,543

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Brokerage Selection.  The primary objective of the Adviser in placing orders on behalf of the Fund for the purchase and sale of securities is to obtain best execution at the most favorable prices through responsible brokers or dealers and, where the spread or commission rates are negotiable, at competitive rates.  In selecting and monitoring a broker or dealer, the Adviser considers, among other things, a broker or dealer’s:  (i) general execution capability; (ii) operational ability to clear and settle transactions; (iii) capital positions and risk taking ability; (iv) historical trading experience in a stock; (v) personnel and their integrity; and (vi)  quality of research and investment information.  The Adviser executes trades on behalf of the Fund from brokers approved by the Adviser.

Section 28(e) of the Securities Exchange Act of 1934 provides that an investment adviser, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available.  Under Section 28(e), an investment adviser is required to make a good faith determination that the commissions paid are reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or the investment adviser’s overall responsibilities with respect to accounts as to which it exercises investment discretion.  The services provided by the broker also must lawfully or appropriately assist the investment adviser in the performance of its investment decision-making responsibilities.  Accordingly, in recognition of research services provided to it, the Fund may pay a higher brokerage commission than those available from another broker. Research services that the Fund obtains from a broker-dealer in connection with the payment of brokerage commissions (a practice known as soft dollars) may either be the broker-dealer’s own proprietary research or third party research obtained by the broker-dealer through payment of a portion of their commissions to third parties for research products or services.

Research services received from broker-dealers supplement the Adviser’s own research (and the research of any affiliates), and may include the following types of information:  statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information with respect to the performance, investment activities, and fees and expenses of other mutual funds.

Broker-dealers may communicate such information electronically, orally, in written form or on computer software.  Research services may also include the providing of electronic communications of trade information, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.  The outside research assistance is useful to the Adviser since the broker-dealers used by the Adviser tend to follow a broad universe of securities and the research provided by such broker-dealers may provide the Adviser with a diverse perspective on financial markets.  Research services provided to the Adviser by broker-dealers are available for the benefit of all accounts managed or advised by the Adviser or by its affiliates.  The Adviser cannot readily determine the extent to which spreads or commission rates or net prices charged by brokers or dealers reflect the value of their research, analysis, advice and similar services.

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The Adviser has entered into a service-level agreement (“SLA”) with Hood River Capital Management LLC (“Hood River”), the investment adviser to another series of the Trust . Under the SLA, the Adviser is responsible for the financial management and reporting of soft dollar credits and payments for both the Adviser and Hood River. There may be instances where soft dollar services are jointly purchased by both the Adviser and Hood River collectively for the benefit of both advisers’ clients.  The respective firms will enter into these arrangements when the clients would benefit more than they would if they were to purchase these services independently.  Each firm is responsible for independently ensuring the suitability of services purchased by soft dollars.

During the fiscal year ended June 30, 2016, the Fund directed transactions and paid brokerage commissions because of research services provided in the following amounts:

Commissions Paid	Transactions Directed
$2,751	$3,789,022

Allocation of Portfolio Transactions.  Some of the Adviser’s other clients have investment objectives and programs similar to that of the Fund.  Occasionally, recommendations made to other clients may result in their purchasing or selling securities simultaneously with the Fund.  Consequently, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities.  It is the policy of the Adviser not to favor one client over another in making recommendations or in placing orders.  In the event of a simultaneous transaction, purchases or sales are averaged as to price, transaction costs are allocated between the Fund and other clients participating in the transaction on a pro rata basis and purchases and sales are normally allocated between the Fund and the other clients as to amount according to a formula determined prior to the execution of such transactions.

DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

The Fund offers one class of shares – Institutional Shares.  The shares of the Fund, when issued and paid for in accordance with the prospectus, will be fully paid and non-assessable shares, with equal voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.  Shares of the Fund entitle holders to one vote per share and fractional votes for fractional shares held.  Shares have non-cumulative voting rights with respect to election of Trustees, do not have preemptive or subscription rights and are transferable.

The Fund does not hold annual meetings of shareholders.  A meeting of shareholders for the purpose of voting upon the question of removal of any Trustee may be called upon the demand of shareholders owning not less than 10% of the Trust’s outstanding shares.  Except when a larger quorum is required by the applicable provisions of the 1940 Act, forty percent (40%) of the shares entitled to vote on a matter constitutes a quorum at a meeting of shareholders.  Generally, subject to the 1940 Act and the specific provisions of the Amended and Restated Agreement and Declaration of Trust, as amended (the “Declaration of Trust”), when a quorum is present at any meeting, a majority of the shares voted will decide any questions, except only a plurality vote is necessary to elect Trustees.

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The Fund may involuntarily redeem a shareholder’s shares: (a) if the shareholder owns shares of the Fund having an aggregate net asset value of less than a minimum value determined from time to time by the Trustees; (b) to the extent that the shareholder owns shares of the Fund equal to or in excess of a maximum percentage of the outstanding shares of the Fund determined from time to time by the Trustees; or (c) to the extent that such shareholder owns shares equal to or in excess of a maximum percentage, determined from time to time by the Trustees, of the outstanding shares of the Trust.  In addition, the Trust may call for the redemption of shares of any shareholder or may refuse to transfer or issue shares to any person to the extent that the same is necessary to comply with applicable law or advisable to further the purpose for which the Trust was established, including circumstances involving frequent or excessive trading in shares of the Fund.  The Declaration of Trust also provides that if an Officer or agent of the Trust has determined that a shareholder has engaged in frequent and excessive trading in shares of the Fund, the Trust may require the shareholder to redeem his or her shares.

The Trust may cause, to the extent consistent with applicable law: (a) the Trust or one or more of its funds to be merged into or consolidated with another trust, series of another trust or other person; (b) the shares of the Trust or any of its funds to be converted into beneficial interests in another trust or series thereof; (c) the shares to be exchanged for assets or property under or pursuant to any state or federal statute to the extent permitted by law; or (d) a sale of assets of the Trust or one or more of its funds.  Such merger or consolidation, share conversion, share exchange or sale of assets must be authorized by a majority of the shares voted when a quorum is present, provided that in all respects not governed by statute or applicable law, the Trustees have power to prescribe the procedure necessary or appropriate to accomplish a merger or consolidation, share conversion, share exchange, or sale of assets, including the power to create one or more separate trusts to which all or any part of the assets, liabilities, profits or losses of the Trust may be transferred and to provide for the conversion of shares of the Trust or any of its funds into beneficial interests in such separate business trust or trusts or series thereof.

Notwithstanding the foregoing paragraph, the Declaration of Trust provides that the Trustees may, without the vote or consent of shareholders, cause to be organized or assist in organizing a corporation or corporations under the laws of any jurisdiction, or any other trust, partnership, limited liability company, association or other organization, or any series or class of any thereof, to acquire all or a portion of the Trust property (or all or a portion of the Trust property held with respect to the Fund or allocable to a particular class) or to carry on any business in which the Trust directly or indirectly has any interest (any of the foregoing, a “Successor Entity”), and to sell, convey and transfer Trust property to any such Successor Entity in exchange for the shares or securities thereof or otherwise, and to lend money to, subscribe for the shares or securities of, and enter into any contracts with any such Successor Entity in which the Trust holds or is about to acquire shares or any other interest.  The Trustees may also, without the vote or consent of shareholders, cause a merger or consolidation between the Trust and any Successor Entity if and to the extent permitted by law.  However, the Declaration of Trust provides that the Trustees shall provide written notice to affected shareholders of each such transaction.  Such transactions may be effected through share-for-share exchanges, transfers or sales of assets, in-kind redemptions and purchases, exchange offers, or any other method approved by the Trustees.

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The Declaration of Trust provides that no shareholder shall have the right to bring or maintain any court action, proceeding or claim in the right of the Trust or the Fund or a class thereof to recover a judgment in its favor unless (a) shareholders holding at least ten percent (10%) of the outstanding shares of the Trust, Fund or class, as applicable, join in the bringing of such court action, proceeding or claim; and (b) the bringing or maintenance of such court action, proceeding or claim is otherwise in accordance with Section 3816 of the Delaware Statutory Trust Act, subject to certain additional requirements.

The Declaration of Trust provides that by virtue of becoming a shareholder of the Fund, each shareholder will be held to have expressly assented and agreed to the terms of the Declaration of Trust, the By-Laws of the Trust and the resolutions of the Board of Trustees.

The Declaration of Trust provides that the Trust will indemnify and hold harmless each Trustee and Officer of the Trust and each former Trustee and Officer of the Trust (each hereinafter referred to as a “Covered Person”) from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Covered Person’s performance of his or her duties as a Trustee or Officer of the Trust or otherwise relating to any act, omission, or obligation of the Trust, if, as to liability to the Trust or its investors, it is finally adjudicated that the Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the Covered Person’s offices.  In the case of settlement, such indemnification will be provided if it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial type inquiry), by vote of a majority of disinterested Trustees of the Trust, or in a written opinion of independent counsel, that such Officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.  Rights to indemnification or insurance cannot be limited retroactively.

The Declaration of Trust further provides that: (i) the appointment, designation or identification of a Trustee as chairperson of the Board of Trustees or a member or chairperson of a committee of the Trustees, an expert on any topic or in any area (including an audit committee financial expert), or the lead Independent Trustee, or any other special appointment, designation or identification of a Trustee, shall not impose on that individual any duty, obligation or liability that is greater than the duties, obligations and liability imposed on that person as a Trustee in the absence of the appointment, designation or identification (except with respect to duties expressly imposed pursuant to the By-Laws of the Trust, a committee charter or a Trust policy statement); (ii) no Trustee who has special skills or expertise, or is appointed, designated or identified shall be held to a higher standard of care by virtue thereof; and (iii) no appointment, designation or identification of a Trustee shall effect in any way that Trustee’s rights or entitlement to indemnification.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase of Shares.  Information regarding the purchase of shares is discussed in the “Purchase of Shares” section of the prospectus.  Additional methods to purchase shares for non-institutional investors are as follows:

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Individual Retirement Accounts:  You may purchase shares of the Fund for a tax-deferred retirement plan such as an individual retirement account (“IRA”).  To order an application for an IRA and a brochure describing a Fund IRA, call 844-737-MVIP (6847).

The Fund offers prototype documents for a variety of retirement accounts for individuals and small businesses.  Please call 844-737-MVIP (6847) for information on:

•	Individual Retirement Plan, including Traditional IRAs and Roth IRAs.

•	Small Business Retirement Plans, including Simple IRAs and SEP IRAs

•	Coverdell Education Savings Accounts

There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholding.  For more information, call the number listed above.  You may be charged a $15 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account.

Automatic Investment Plan:  Your financial institution must be a member of the Automated Clearing House (ACH) network. If your bank rejects your payment, the Fund’s transfer agent will charge a $25 fee to your account.  To begin participating in the Plan, please complete the Automatic Investment Plan section on the account application or call the Fund’s transfer agent at 844-737-MVIP (6847).  Any request to change or terminate your Automatic Investment Plan should be submitted to the transfer agent 5 days prior to effective date.

Payroll Investment Plan:  The Payroll Investment Plan (“PIP”) permits you to make regularly scheduled purchases of Fund shares through payroll deductions.  To open a PIP account, you must submit a payroll deduction form to your employer’s payroll department after your account has been established with the Fund.

Redemption of Shares.  Information regarding how to redeem shares of the Fund is discussed in the “Redemption of Shares” section of the prospectus.

Systematic Withdrawal Plan:  The redemption of Fund shares will be effected at the NAV next determined.  If you elect this method of redemption, the Fund will send a check to your address of record, or will send the payment via electronic funds transfer through the Automated Clearing House (ACH) network, directly to your bank account.  For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account.  This Program may be terminated at any time by the Fund. For more information regarding SWP call 844-737-MVIP (6847).  Any request to change or terminate your Systematic Withdrawal Plan should be submitted to the transfer agent 5 days prior to effective date.

If shares to be redeemed represent a recent investment made by check, the Fund reserves the right not to make the redemption proceeds available until they have reasonable grounds to believe that the check has been collected (which could take up to 10 days).

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To ensure proper authorization before redeeming Fund shares, the Transfer Agent may require additional documents such as, but not restricted to, stock powers, trust instruments, death certificates, appointments as fiduciary, certificates of corporate authority and waivers of tax required in some states when settling estates.

When shares are held in the name of a corporation, other organization, trust, fiduciary or other institutional investor, the transfer agent requires, in addition to the stock power, certified evidence of authority to sign the necessary instruments of transfer.  These procedures are for the protection of shareholders and should be followed to ensure prompt payment.  Redemption requests must not be conditional as to date or price of the redemption.  Proceeds of a redemption will be sent within seven days of acceptance of shares tendered for redemption.  Delay may result if the purchase check has not yet cleared, but the delay will be no longer than required to verify that the purchase check has cleared, and the Fund will act as quickly as possible to minimize delay.

The value of shares redeemed may be more or less than the shareholder’s cost, depending on the net asset value at the time of redemption.  Redemption of shares may result in tax consequences (gain or loss) to the shareholder, and the proceeds of a redemption may be subject to backup withholding.

A shareholder’s right to redeem shares and to receive payment therefore may be suspended when: (a) the Exchange is closed other than customary weekend and holiday closings; (b) trading on the Exchange is restricted; (c) an emergency exists as a result of which it is not reasonably practicable to dispose of the Fund’s securities or to determine the value of the Fund’s net assets; or (d) ordered by a governmental body having jurisdiction over the Fund for the protection of the Fund’s shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether a condition described in (b), (c) or (d) exists.  In case of such suspension, shareholders may withdraw their requests for redemption or may receive payment based on the net asset value of the Fund next determined after the suspension is lifted.

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part with readily marketable securities (redemption “in-kind”) chosen by the Fund and valued in the same way as they would be valued for purposes of computing the net asset value of the Fund.  If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash.  The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund for any one shareholder during any 90-day period.  This election is irrevocable unless the SEC permits its withdrawal.

Pricing of Shares.  The price of the Fund’s shares is based on its net asset value (“NAV”).  USBFS determines the NAV per share of the Fund as of the close of regular trading on the New York Stock Exchange (“Exchange”) (normally 4:00 p.m., Eastern time) on each day that the Exchange is open for business (each, a “Business Day”).  The NAV is calculated by adding the value of all securities and other assets in the Fund, deducting its liabilities, and dividing the balance by the number of outstanding shares in the Fund.  The price at which a purchase or redemption is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent and under no circumstances will any order be accepted for purchase or redemption after the NAV calculation.  Shares will only be priced on Business Days.  In addition, foreign securities held by the Fund may trade on weekends or other days when the Fund does not calculate NAV.  As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold.

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The Fund values its assets based on current market values when such values are available.  These prices normally are supplied by an independent pricing service.  Equity securities held by the Fund which are listed on a national securities exchange, except those traded on the NASDAQ Stock Market, Inc. (“NASDAQ”), and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices.  Securities traded on NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. In the event such market quotations are not readily available, fair value will be determined using procedures adopted by the Board of Trustees.

Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service.  Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.   In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board.

The Board has delegated to a Valuation Committee the day-to-day functions of determining the value of securities not otherwise valued by a pricing service.

DISTRIBUTIONS

Distributions, if any, from the Fund’s investment company taxable income and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by the Fund, after deducting any available capital loss carryovers, are declared and paid to its shareholders annually.

TAXATION OF THE FUND

General.  The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the prospectus.  No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the prospectus are not intended as a substitute for careful tax planning.  Potential investors should consult their tax advisers with specific reference to their own tax situations.

The discussions of the federal tax consequences in the prospectus and this SAI are based on the Internal Revenue Code of 1986, as amended (the “Code”) and the regulations issued under it, and court decisions and administrative interpretations as in effect on the date of this SAI.  Future legislative or administrative changes or court decisions may significantly change the statements included herein, and any such changes or decisions may be retroactive.

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The Fund qualified during its last taxable year, and intends to continue to qualify, as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code.  As a regulated investment company, the Fund generally is exempt from federal income tax on its investment company taxable income and net capital gain that it distributes to shareholders.  To qualify for treatment as a regulated investment company, the Fund must meet three important tests each year.

First, in each taxable year, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities, or currencies, or net income derived from interests in qualified publicly-traded partnerships.

Second, generally, at the close of each quarter of the Fund’s taxable year, at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of any such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of any such issuer); and no more than 25% of the value of each Fund’s total assets may be invested in the securities of (1) any one issuer (other than U.S. Government securities and securities of other regulated investment companies); (2) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses; or (3) one or more qualified publicly-traded partnerships.

Third, the Fund must distribute an amount equal to at least the sum of 90% of the Fund’s investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income, if any, for the year.

The Fund intends to comply with these requirements.  If the Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.  If for any taxable year the Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders.  In that event, shareholders would recognize dividend income on distributions to the extent of the Fund’s then-current and accumulated earnings and profits, and corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to distribute each year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses).  The Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.

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Capital Loss Carryforwards.  As of June 30, 2016, the Fund had long-term tax basis capital loss carryforwards.

Capital loss carryforwards can be carried forward indefinitely and will retain their character as short-term or long-term capital losses.

State and Local Taxes.  Although the Fund expects to qualify as a regulated investment company and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

Taxation of Certain Investments.  The tax principles applicable to transactions in certain financial instruments such as futures contracts and options that may be engaged in by the Fund, and investments in passive foreign investment companies (“PFICs”), are complex and, in some cases, uncertain.  Such transactions and investments may cause the Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax.  Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

In addition, in the case of any shares of a PFIC in which the Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.

PERFORMANCE INFORMATION

The Fund may from time to time quote or otherwise use yield and total return information in advertisements, shareholder reports or sales literature.  Average annual total return and yield are computed pursuant to formulas specified by the SEC.

FINANCIAL STATEMENTS

The financial statements of the Fund for the fiscal year ended June 30, 2016 are included in the Annual Report to shareholders and the report dated August 29, 2016 of BBD, LLP, the independent registered public accounting firm for the Fund, related thereto are incorporated herein by reference.  No other parts of the Annual Report are incorporated herein by reference.

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APPENDIX A

MAR VISTA INVESTMENT PARNTERS, LLC

Proxy Voting Policies and Procedures

General Principals

Mar Vista Investment Partners, LLC (“Mar Vista”) recognizes its responsibility to vote proxies with respect to securities owned by a client in the economic best interests of its client and without regard to the interests of Mar Vista or any other client of Mar Vista.

These Proxy Voting Policies and Procedures (“Policies”) apply to securities held in client accounts in which Mar Vista has direct voting authority.  In some cases, the client has requested that Mar Vista not vote proxies for a particular account.  Unless specifically addressed in the investment advisory agreement, Mar Vista will vote proxies consistent with its fiduciary obligation.  The Policies are subject to any proxy voting guideline or direction of a client as long as following the proxy voting guideline or direction is prudent under the circumstances.

Mar Vista’s policy is to exercise its proxy voting discretion absent special circumstances and in accordance with the guidelines set forth in the Proxy Voting Guidelines (“Guidelines”).  Any changes to the Guidelines must be pre-approved in writing by the Proxy Voting Committee (“The Committee”).

Voting Process

Mar Vista votes all proxies on behalf of a client’s portfolio in fundamentally driven strategies unless: a) the client requests in writing that Mar Vista not vote; b) the proxies are associated with unsupervised securities; c) the proxies are associated with securities transferred to Mar Vista’s management then liquidated; d) the costs of voting the proxies outweigh the benefits; or e) the proxy ballot is not received.

In addition, Mar Vista does not vote proxies for some accounts that it manages under agreements it has with certain brokerage consultant firms whereby clients pay a single fee based on a percentage of assets under management for brokerage, custody and Mar Vista’s investment management services (“wrap agreement”).  If Mar Vista does not vote the proxies, it may make proxy-voting recommendations to the brokerage consultant firm with whom it has a wrap agreement and that firm votes the proxies.

The Portfolio Accounting Department (“Portfolio Accounting”) is responsible for coordinating the voting of proxies received by Mar Vista. Portfolio Accounting will forward proxy proposals to the appropriate industry analyst or portfolio manager.

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The analyst or portfolio manager will review the issues to be voted upon, related information, and the research provided by a proxy research service.  The proxy research service also provides customized proxy research consistent with Mar Vista’s policies for accounts with special vote sensitivities, including Taft Hartley accounts.  The analyst or portfolio manager will make a recommendation as to how the proxy issues should be voted.

To help facilitate the proxy coordination process, the Committee was created. The Committee is comprised of the Portfolio Accounting Manager, the CCO and at least on Mar Vista portfolio manager.  The Committee provides centralized management of the proxy voting process and makes all proxy voting decisions except under special circumstances as noted below. The Committee:

a)
Supervises the proxy voting process, including the identification and review of potential material conflicts of interest involving Mar Vista and the proxy voting process with respect to securities owned by a client;

b)	Determines how to vote proxies relating to issues not covered by these Policies; and

c)	Determines when Mar Vista may deviate from these Policies.

The Committee will review the analyst or portfolio manager’s recommendation if it differs from the proxy research firm’s recommendation per the Guidelines.  Following the review of the recommendation, the proxy will be voted according to the majority vote of the Committee.  If a Committee member disagrees with the recommendation of the analyst or portfolio manager, the reasons for the disagreement will be documented.  Portfolio Accounting will keep documents of proxy decisions made by the Committee.  Since Mar Vista generally considers the quality of a company’s management in making investment decisions, Mar Vista regularly votes proxies in accordance with the recommendations of a company’s management if there is no conflict with shareholder value.

Mar Vista may determine not to vote proxies with respect to securities of any issuer if it determines it would be in its clients’ overall best interests not to vote.  Such determination may apply with respect to all client holdings of the securities or only certain specified clients, as Mar Vista deems appropriate under the circumstances.  As an example, the Committee may determine not to vote certain securities positions if, in its judgment, the expense and administrative inconvenience of voting the securities outweigh the benefits to clients.

Mar Vista uses a proxy-voting agent to ensure that, as much as possible, eligible shares are voted and timely reporting is provided to Mar Vista and its clients.  Portfolio Accounting submits proxy votes for a portfolio to the proxy-voting agent if the custodian of the portfolio’s assets has a relationship with the agent, the custodian sets up the distribution of ballots properly for Mar Vista to vote, and the portfolio is set up properly in the proxy-voting agent’s system.  If Mar Vista receives ballots from a source other than the proxy-voting agent, Mar Vista will try to vote them using other means.

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Conflicts of Interest

Potential or actual conflicts of interest relating to a particular proxy proposal may be handled in various ways depending on the type and materiality.  Depending upon the facts and circumstances of each situation and the requirements of applicable law, options include:

a)	Voting the proxy in accordance with the voting recommendation of an unaffiliated, third-party vendor; or

b)	Voting the proxy pursuant to client direction.

Voting the securities of an issuer in which the following relationships or circumstances exist is deemed to give rise to a material conflict of interest for purposes of these Policies:

a)
The issuer is a client of Mar Vista and Mar Vista manages its portfolio or its retirement plan.  In such a case, Mar Vista will obtain an independent, third-party opinion and will follow the recommendation of the third party;

b)
The issuer is an entity in which the Mar Vista industry analyst or portfolio manager assigned to review the proxy has a relative[1] in management of the issuer or an acquiring company.  In such a case, the analyst or portfolio manager will not make any vote recommendations and another analyst or portfolio manager will review the proxy.  Although the proxy will be re-assigned, the industry analyst or portfolio manager will still be available to answer questions about the issuer from other Committee members;

c)
The issuer is an entity in which a Committee member has a relative in management of the issuer or an acquiring company.  In such a case, the Committee member with the conflict will not vote on the proxy and the alternate member of the Committee will vote instead;

d)
The issuer is an entity in which an officer or director of Mar Vista or a relative of any such person is or was an officer, director or employee, or such person or relative otherwise has received more than $500 annually during Mar Vista’s last three fiscal years.  In such a case, Mar Vista will obtain an independent, third-party opinion and will follow the recommendation of the third party;

e)
Another client or prospective client of Mar Vista, directly or indirectly, conditions future engagement of Mar Vista on voting proxies with respect to any client’s securities on a particular matter in a particular way;

f)	Conflict exists between the interests of an employee benefit plan’s portfolio and the plan sponsor’s interests. In such a case, Mar Vista will resolve in favor of the plan’s portfolio; or

g)	Any other circumstance in which Mar Vista’s duty to serve its clients’ interests, typically referred to as its “duty of loyalty,” could be compromised.

1 For the purposes of these Policies, “relative” includes the following family members:  spouse, minor children, stepchildren, or children or stepchildren sharing the person’s home.
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Notwithstanding the foregoing, a conflict of interest described above shall not be considered material for the purposes of these Policies with respect to a specific vote or circumstance if:

a)
The securities with respect to which Mar Vista has the power to vote account for less than 1% of the issuer’s outstanding voting securities, but only if:  (i) such securities do not represent one of the 10 largest holdings of such issuer’s outstanding voting securities; and (ii) such securities do not represent more than 2% of the client’s holdings with Mar Vista; and/or

b)
The matter to be voted on relates to a restructuring of the terms of existing securities or the issuance of new securities or a similar matter arising out of the holding of securities, other than common equity, in the context of a bankruptcy or threatened bankruptcy of the issuer.

For clients that are registered investment companies (“Funds”), in which a material conflict of interest has been identified and the matter is not covered by the Policies, Mar Vista will disclose the conflict and the Committee’s determination of the manner in which to vote to the Fund’s Board or committee of the Board.  The Committee’s determination will take into account only the interests of the Fund, and the Committee will document the basis for the decision and furnish the documentation to the Fund’s Board or committee of the Board.

For clients other than Funds, in which a material conflict of interest has been identified and the matter is not covered by the Policies, the Committee will disclose the conflict to the client and advise the client that its securities will be voted only upon the recommendations of an independent third party.

Recordkeeping and Retention

Mar Vista retains records relating to the voting of proxies, including:

a)	A copy of these Policies and any amendments thereto;

b)	A record of each vote cast by Mar Vista on behalf of clients;

c)	A copy of any document created by Mar Vista that was material to making a decision on how to vote or that memorialized the basis for that decision; and

d)
A copy of each written request for information on how Mar Vista voted proxies on behalf of the client, and a copy of any written response by Mar Vista to any oral or written request for information on how Mar Vista voted.

Mar Vista will maintain and preserve these records for such a period of time as required to comply with applicable laws and regulations.

Mar Vista may rely on proxy statements filed on the SEC’s EDGAR system or on proxy statements and records of votes cast by Mar Vista maintained by a third party, such as a proxy voting service (provided Mar Vista had obtained an understanding from the third party to provide a copy of the proxy statement or record promptly upon request).

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Client Disclosure

Mar Vista will provide a report of how proxies were voted and a copy of its specific guidelines to those clients who request such information.  Requests for proxy information may be sent to the attention of the Proxy Department, Mar Vista Investment Partners, LLC, 6001 Shady Oak Road, Suite 200, Minnetonka, MN 55343.

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MANAGER DIRECTED PORTFOLIOS
PART C

MAR VISTA STRATEGIC GROWTH FUND

OTHER INFORMATION

Item 28. Exhibits.

(a)			Declaration of Trust.
	(1)	(i)	Certificate of Trust is incorporated herein by reference to Exhibit (a)(1) of the Registrant’s Registration Statement on Form N-1A as filed on May 1, 2006.
		(ii)	Certificate of Amendment to Certificate of Trust is incorporated herein by reference to Exhibit (a)(1)(ii) of the Registrant’s Registration Statement on Form N-1A as filed on October 28, 2016.
	(2)	(i)	Amended and Restated Agreement and Declaration of Trust is incorporated herein by reference to Exhibit (a)(2) of the Registrant’s Registration Statement on Form N-1A as filed on October 26, 2007.
(ii)
Schedule A to Amended and Restated agreement and Declaration of Trust dated August 30, 2011 is incorporated herein by reference to Exhibit (a)(3) of the Registration Statement on Form N-1A as filed October 28, 2011.

(b)			By-laws are incorporated herein by reference to Exhibit (b) of the Registrant’s Registration Statement on Form N-1A as filed on May 1, 2006.
(c)	(1)
Article 3 and Article 7 of Amended and Restated Agreement and Declaration of Trust are incorporated herein by reference to Item 23(a)(3) of the Registrant’s Registration Statement on Form N-1A as filed on October 26, 2007.

	(2)		Article 3, Article 8 and Article 9 of By-laws are incorporated herein by reference to Item 23(b) of the Registrant’s Registration Statement on Form N-1A as filed on May 1, 2006.
(d)	(1)	(i)
Investment Advisory Agreement between the Registrant and Mar Vista Investment Partners, LLC dated August 9, 2011 is incorporated herein by reference to Item (d)(2) of Registrant’s Registration Statement on Form N-1A as filed on August 15, 2011.

(e)			Underwriting Agreement — Filed Herewith.
(f)			None
(g)			Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 25 to its Registration Statement on Form N-1A with the SEC on October 28, 2016, and is incorporated by reference.
(h)			Other Material Contracts.
(1)
Fund Administration Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 25 to its Registration Statement on Form N-1A with the SEC on October 28, 2016, and is incorporated by reference.

(2)
Transfer Agent Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 25 to its Registration Statement on Form N-1A with the SEC on October 28, 2016, and is incorporated by reference.

(3)
Fund Accounting Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 25 to its Registration Statement on Form N-1A with the SEC on October 28, 2016, and is incorporated by reference.

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	(4)		Power of Attorney was previously filed with Registrant’s Post-Effective Amendment No. 23 to its Registration Statement on Form N-1A with the SEC on October 3, 2016, and is incorporated by reference.
	(5)	(i)
Expense Limitation Agreement between the Registrant and Mar Vista Investment Partners, LLC, dated January 20, 2015, is incorporated herein by reference to Exhibit (d)(3) of the Registrant’s Registration Statement on Form N-1A as filed on May 22, 2015.

(i)	(1)		Opinion of Counsel with respect to shares of the Fund is incorporated herein by reference to Exhibit (i) of the Registrant’s Registration Statement on Form N-1A as filed on October 28, 2014.
	(2)		Opinion and Consent of Counsel — Filed Herewith.
(j)			Consent of Independent Registered Public Accounting Firm — Filed Herewith.
(k)			Not Applicable.
(l)			Share Purchase Agreement is incorporated herein by reference to Exhibit (l) of the Registrant’s Registration Statement on Form N-1A as filed on October 26, 2007.
(m)			Not Applicable.
(n)			Not Applicable.
(p)	(1)
Code of Ethics for the Registrant was previously filed with Registrant’s Post-Effective Amendment No. 25 to its Registration Statement on Form N-1A with the SEC on October 28, 2016, and is incorporated by reference.

	(2)		Code of Ethics for Mar Vista Investment Partners, LLC is incorporated herein by reference to Exhibit (p)(1) of the Registrant’s Registration Statement on Form N-1A as filed May 22, 2015.
(3)
Code of Ethics for the Principal Underwriter was previously filed with Registrant’s Post-Effective Amendment No. 25 to its Registration Statement on Form N-1A with the SEC on October 28, 2016, and is incorporated by reference.

Item 29.         Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.        Indemnification

Article 9 of the Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”) provides for indemnification of the Trustees, officers and agents of the Trust, subject to certain limitations.  The Declaration of Trust is incorporated herein by reference to Exhibit 23(a)(2) of the Registrant’s Registration Statement on Form N-1A as filed on October 26, 2007.

The Trust’s trustees and officers are insured under a policy of insurance maintained by the Trust against certain liabilities that might be imposed as a result of actions, suits or proceedings to which they are a party by reason of having been such trustees or officers.

The Trust and Roxbury Capital Management, LLC (“Roxbury”), the previous investment adviser to two of the series of the Trust, entered into supplemental liability insurance and indemnification agreements with two former trustees of the Trust’s Board of Trustees (the “Board”) pursuant to which, among other provisions, the Trust and Roxbury agreed that (a) all rights of indemnification existing in favor of the trustees of the Board under the Trust’s Amended and Restated Agreement and Declaration of Trust in effect as of December 10, 2014 shall survive as contractual obligations of Roxbury and the Trust and (b) the Trust shall maintain the levels of trustee liability insurance with the same or better terms and conditions as the insurance policies in force as of December 10, 2014.

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Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 31. Business and Other Connections of Investment Adviser

Mar Vista Investment Partners, LLC (the “Advisor”) serves as the investment adviser for the Mar Vista Strategic Growth Fund (the “Fund”).  The principal business address of the Advisor is 11150 Santa Monica Blvd., Suite 320, Los Angeles, California 90025.  With respect to the Advisor, the response to this Item is incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”), and dated August 29, 2016.  The Form ADV for the Adviser may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32. Principal Underwriter.

(a) Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jacob Funds, Inc.
Advisors Series Trust	Jensen Portfolio, Inc.
Aegis Funds	Kirr Marbach Partners Funds, Inc.
Allied Asset Advisors Funds	LKCM Funds
Alpha Architect ETF Trust	LoCorr Investment Trust
Alpine Equity Trust	Lord Asset Management Trust
Alpine Income Trust	MainGate Trust
Alpine Series Trust	Managed Portfolio Series
Angel Oak Funds Trust	Manager Directed Portfolios
Appleton Funds	Matrix Advisors Value Fund, Inc.
Barrett Opportunity Fund, Inc.	Merger Fund
Bridge Builder Trust	Monetta Trust
Bridges Investment Fund, Inc.	Nicholas Family of Funds, Inc.
Brookfield Investment Funds	Oaktree Funds
Brown Advisory Funds	Permanent Portfolio Family of Funds, Inc.
Buffalo Funds	Perritt Funds, Inc.
CG Funds Trust	PRIMECAP Odyssey Funds
Compass EMP Funds Trust	Professionally Managed Portfolios
DoubleLine Funds Trust	Prospector Funds, Inc.
ETF Series Solutions	Provident Mutual Funds, Inc.
Evermore Funds Trust	Rainier Investment Management Mutual Funds
FactorShares Trust	RBC Funds Trust
First American Funds, Inc.	Series Portfolio Trust
FundX Investment Trust	Stone Ridge Trust
Glenmede Fund, Inc.	Stone Ridge Trust II
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Glenmede Portfolios	Stone Ridge Trust III
GoodHaven Funds Trust	Stone Ridge Trust V
Greenspring Fund, Inc.	Thompson IM Funds, Inc.
Guinness Atkinson Funds	Trust for Professional Managers
Harding Loevner Funds, Inc.	Trust for Advised Portfolios
Hennessy Funds Trust	USA Mutuals
Horizon Funds	Wall Street EWM Funds Trust
Hotchkis & Wiley Funds	Westchester Capital Funds
Intrepid Capital Management Funds Trust	Wisconsin Capital Funds, Inc.
IronBridge Funds, Inc.	YCG Funds

(b)	To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	Chairperson and Trustee
Andrew M. Strnad(2)	Vice President, Secretary	None
Joseph C. Neuberger(1)	Board Member	None
Robert Kern(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Peter A. Hovel(1)	Chief Financial Officer	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
Brett Scribner(3)	Assistant Treasurer	None

(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3) This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)          Not Applicable.

Item 33.          Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, are maintained at the following locations:

Records Relating to:	Are located at:

Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202
Registrant’s Investment Advisor	Mar Vista Investment Partners, LLC 11150 Santa Monica Blvd., Suite 320, Los Angeles, California 90025
Registrant’s Custodian	U.S. Bank, National Association 1555 North River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
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Records Relating to:	Are located at:
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Item 34.              Management Services

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 35.              Undertakings

The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.
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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 25 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 25 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 28th day of October, 2016.

MANAGER DIRECTED PORTFOLIOS

By:  /s/ Douglas J. Neilson
Douglas J. Neilson
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 25 to its Registration Statement has been signed below on October 28, 2016 by the following persons in the capacities indicated.

Signature	Title
/s/ James R. Schoenike* James R. Schoenike	Trustee and Chairman
/s/ Gaylord B. Lyman* Gaylord B. Lyman	Trustee
/s/ Scott Craven Jones* Scott Craven Jones	Trustee
/s/ Lawrence T. Greenberg* Lawrence T. Greenberg	Independent Trustee
/s/ Douglas J. Neilson Douglas J. Neilson	President (Principal Executive Officer)
/s/ Matthew J. McVoy Matthew J. McVoy	Treasurer (Principal Financial Officer)
* By:       /s/ Douglas J. Neilson
Douglas J. Neilson
* Attorney-in-Fact pursuant to Power of Attorney previously filed with Registrant’s Post-Effective Amendment No. 23 to its Registration Statement on Form N-1A with the SEC on October 3, 2016, and is incorporated by reference.

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EXHIBIT INDEX

Exhibit	Exhibit No.
Underwriting Agreement	EX-99.e
Opinion and Consent of Counsel	EX-99.i.2
Consent of Independent Registered Public Accounting Firm	EX-99.j

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